UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

July 31, 2017

AFR-QTLY-0917
1.819945.112

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 88.2%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 4.98% 7/7/22(b)	$6,234	$6,282
Gemini HDPE LLC Tranche B, term loan 4.1718% 8/7/21 (b)	4,545	4,570
Standardaero Aviation Holdings In term loan 7/7/22 (c)	10,105	10,130
TransDigm, Inc.:
Tranche C, term loan 4.2852% 2/28/20 (b)	61,158	61,365
Tranche F, term loan 4.2339% 6/9/23 (b)	29,700	29,836

TOTAL AEROSPACE		112,183

Automotive & Auto Parts - 0.7%
Caliber Holdings Corp.:
Tranche 1LN, term loan:
4.1511% 2/1/24 (b)(d)	905	910
4.2333% 2/1/24 (b)	9,023	9,075
Tranche 2LN, term loan 8.4761% 2/1/25 (b)	2,710	2,774
Chrysler Group LLC term loan 3.23% 12/31/18 (b)	7,147	7,182
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.7964% 11/27/20 (b)	16,412	15,263
Tranche 2LN, term loan 10.2964% 11/27/21 (b)	24,370	19,354
The Gates Corp. Tranche B 1LN, term loan 4.5464% 3/31/24(b)	13,302	13,395
UOS LLC Tranche B 1LN, term loan 6.7986% 4/18/23 (b)	8,670	8,811

TOTAL AUTOMOTIVE & AUTO PARTS		76,764

Broadcasting - 1.2%
CBS Radio, Inc.:
term loan 4.7272% 10/17/23 (b)	18,914	18,961
Tranche B 1LN, term loan 3/2/24 (c)	12,500	12,508
Clear Channel Communications, Inc. Tranche D, term loan 7.9761% 1/30/19 (b)	64,710	52,235
Entercom Radio, LLC Tranche B, term loan 4.7147% 11/1/23 (b)	5,725	5,741
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (b)	19,752	19,913
Nielsen Finance LLC Tranche B 4LN, term loan 3.2244% 10/4/23 (b)	11,910	11,924
Univision Communications, Inc. Tranche C 5LN, term loan 3.9839% 3/15/24 (b)	4,346	4,329

TOTAL BROADCASTING		125,611

Building Materials - 0.3%
HD Supply, Inc. Tranche B, term loan 4.0464% 10/17/23 (b)	8,188	8,244
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22 (b)	14,602	14,748
Unifrax I LLC Tranche B, term loan 5.0464% 4/4/24 (b)	8,505	8,590

TOTAL BUILDING MATERIALS		31,582

Cable/Satellite TV - 2.7%
Altice U.S. Finance SA Tranche B, term loan 3.4828% 7/28/25 (b)	30,424	30,332
Cable One, Inc. Tranche B, term loan 3.43% 5/1/24 (b)	7,970	8,020
Charter Communication Operating LLC:
term loan:
3.23% 1/3/21 (b)	75,005	75,401
3.24% 7/1/20 (b)	37,385	37,581
Tranche I, term loan 3.48% 1/15/24 (b)	55,648	56,019
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.8036% 1/7/22 (b)	27,625	27,291
Virgin Media Bristol LLC Tranche 1LN, term loan 3.9756% 1/31/25 (b)	35,000	35,171
WideOpenWest Finance LLC Tranche B, term loan 4.4756% 8/19/23 (b)	22,000	21,996

TOTAL CABLE/SATELLITE TV		291,811

Capital Goods - 0.6%
Doosan Bobcat Tranche B, term loan 3.9294% 5/18/24 (b)	13,596	13,681
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.2339% 3/13/22 (b)	30,228	30,426
SRAM LLC. Tranche B, term loan 4.792% 3/15/24 (b)	9,968	10,068
Zodiac Pool Solutions LLC Tranche B, term loan 5.2964% 12/20/23 (b)	12,935	13,089

TOTAL CAPITAL GOODS		67,264

Chemicals - 1.9%
Ashland LLC Tranche B, term loan 3.2359% 5/17/24 (b)	15,500	15,570
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.0464% 3/30/24 (b)	10,214	10,303
Kraton Polymers LLC term loan 5.2339% 1/6/22 (b)	19,425	19,571
MacDermid, Inc.:
Tranche B 5LN, term loan 4.7339% 6/7/20 (b)	13,041	13,119
Tranche B 6LN, term loan 4% 6/7/23 (b)	25,512	25,635
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 4.7339% 6/30/22 (b)	20,268	20,319
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5464% 6/19/22 (b)	13,756	13,876
Tranche B 2LN, term loan 8.7964% 6/19/23 (b)	1,175	1,172
The Chemours Co. LLC Tranche B, term loan 3.73% 5/12/22 (b)	17,923	18,042
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.4839% 11/5/21 (b)	11,783	11,875
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.7964% 3/19/20 (b)	11,554	11,637
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.2964% 6/1/24 (b)	17,530	17,597
Univar, Inc. term loan 3.9839% 7/1/22 (b)	13,898	13,968
Venator Materials LLC Tranche B, term loan 6/29/24 (c)	9,825	9,874

TOTAL CHEMICALS		202,558

Consumer Products - 1.2%
CSM Bakery Supplies Tranche B 1LN, term loan 5.3% 7/3/20 (b)	18,000	17,381
Hercules Achievement, Inc. Tranche B, term loan 4.7423% 12/11/21 (b)	5,985	6,047
HLF Financing U.S. LLC Tranche B, term loan 6.7339% 2/15/23 (b)	19,756	19,970
Prestige Brands, Inc. term loan 3.9761% 1/26/24 (b)	14,701	14,773
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.5252% 4/2/20 (b)	52,372	51,309
Wilsonart LLC Tranche B, term loan 4.8% 12/19/23 (b)	20,398	20,556

TOTAL CONSUMER PRODUCTS		130,036

Consumer Services - 0.1%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.4375% 2/1/25 (b)	1,385	1,378
Tranche B 1LN, term loan 4.4375% 2/1/24 (b)	14,390	14,345

TOTAL CONSUMER SERVICES		15,723

Containers - 1.6%
Berry Plastics Corp.:
term loan:
3.7244% 1/19/23 (b)	9,975	10,012
3.7302% 10/1/22 (b)	19,591	19,675
Tranche K, term loan 3.4744% 2/8/20 (b)	64,000	64,254
Tranche L, term loan 3.4744% 1/6/21 (b)	8,592	8,614
BWAY Holding Co. Tranche B, term loan 4.4739% 4/3/24 (b)	8,250	8,291
Charter Nex U.S., Inc. Tranche B 1LN, term loan 4.4839% 5/11/24 (b)	9,685	9,724
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (b)	17,905	18,039
Hostess Brands LLC Tranche B 1LN, term loan 3.7339% 8/3/22 (b)	11,969	12,069
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2339% 2/5/23 (b)	26,778	26,889

TOTAL CONTAINERS		177,567

Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B, term loan 4.2964% 4/4/24 (b)	26,174	26,367
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.2339% 11/18/23 (b)	11,910	11,962
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.9778% 3/20/22 (b)	33,480	33,454
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.24% 4/27/24 (b)	25,680	25,728
Delos Finance SARL term loan 3.5464% 10/6/23 (b)	33,095	33,164
Emerald Exposit Holding, Inc. Tranche B, term loan 4.2964% 5/22/24 (b)	11,295	11,429
Finco I LLC Tranche B, term loan 2.75% 7/14/22 (b)	20,250	20,491
Fly Funding II SARL Tranche B, term loan 3.43% 2/9/23 (b)	22,359	22,387
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5464% 10/30/22 (b)	67,865	68,077
Focus Financial Partners LLC Tranche B 1LN, term loan 4.5486% 7/3/24 (b)	10,835	10,943
HarbourVest Partners LLC Tranche B, term loan 3.8039% 2/4/21 (b)	10,516	10,503
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.9781% 9/11/21 (b)	24,438	24,122
Kingpin Intermediate Holdings LLC Tranche B, term loan 5.48% 7/3/24 (b)	7,500	7,575
Nab Holdings LLC Tranche B, term loan 4.7992% 6/30/24 (b)	13,780	13,832
Peak 10 Holding Corp. term loan 7/21/24 (c)	8,500	8,532
TransUnion LLC Tranche B 2LN, term loan 3.7339% 4/9/23 (b)	37,073	37,127
UFC Holdings LLC Tranche B 1LN, term loan 4.48% 8/18/23 (b)	19,230	19,335

TOTAL DIVERSIFIED FINANCIAL SERVICES		385,028

Energy - 3.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18(b)	8,489	8,512
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 5.7339% 5/18/23 (b)	20,000	20,050
Bcp Raptor LLC Tranche B, term loan 5.5072% 6/22/24 (b)	34,425	34,554
California Resources Corp. Tranche 1LN, term loan 11.6006% 12/31/21 (b)	19,330	20,789
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (b)	15,000	16,091
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (b)	3,000	2,915
Citgo Holding, Inc. Tranche B, term loan 9.7964% 5/12/18 (b)	13,543	13,725
Crestwood Holdings Partners LLC Tranche B, term loan 9.2283% 6/19/19 (b)	24,823	24,498
Empire Generating Co. LLC:
Tranche B, term loan 5.57% 3/14/21 (b)	8,551	8,201
Tranche C, term loan 5.57% 3/14/21 (b)	845	811
Energy Transfer Equity LP Tranche B, term loan 3.9739% 2/2/24 (b)	10,000	10,035
Expro Finservices SARL Tranche B, term loan 5.96% 9/2/21 (b)	49,803	35,787
Foresight Energy LLC Tranche B 1LN, term loan 7.0464% 3/28/22 (b)	15,212	14,660
FTS International, Inc. Tranche B, term loan 5.9839% 4/16/21 (b)	17,375	14,943
Gavilan Resources LLC Tranche 2LN, term loan 7.2239% 3/1/24 (b)	11,000	10,629
Gulf Finance LLC Tranche B 1LN, term loan 6.55% 8/25/23 (b)	45,463	43,758
MRP Generation Holdings LLC Tranche B, term loan 8.2964% 10/18/22 (b)	7,787	7,242
Pacific Drilling SA Tranche B, term loan 4.75% 6/3/18 (b)	13,703	5,150
Panda Temple Power, LLC term loan 7.2964% 4/3/19 (b)	10,835	9,842
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (b)	43,284	29,578

TOTAL ENERGY		331,770

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.4756% 12/15/23 (b)	7,652	7,664
AMC Entertainment, Inc. Tranche B, term loan 3.4756% 12/15/22 (b)	4,962	4,975
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5.05% 7/8/22 (b)	14,366	14,408
Tranche B 2LN, term loan 9.5464% 7/8/23 (b)	5,305	5,318
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.7967% 5/17/21 (b)	9,682	9,723
Lions Gate Entertainment Corp. term loan 4.2339% 12/8/23 (b)	13,513	13,635

TOTAL ENTERTAINMENT/FILM		55,723

Environmental - 0.5%
Clean Harbors, Inc. Tranche B, term loan 3.2261% 6/30/24 (b)	8,550	8,578
Hd Supply Waterworks Ltd. term loan 7/19/24 (c)	11,500	11,568
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.2304% 12/18/20 (b)	18,202	18,277
WTG Holdings III Corp. Tranche B 1LN, term loan 5.0464% 1/15/21 (b)	13,741	13,775

TOTAL ENVIRONMENTAL		52,198

Food & Drug Retail - 2.7%
Albertson's LLC Tranche B, term loan:
3.9839% 8/25/21 (b)	166,200	165,681
4.2511% 6/22/23 (b)	25,609	25,574
GOBP Holdings, Inc. term loan 4.7964% 10/21/21 (b)	3,950	3,920
Pizza Hut Holdings LLC Tranche B, term loan 3.2261% 6/16/23 (b)	24,813	24,932
RPI Finance Trust Tranche B 6LN, term loan 3.2964% 3/27/23 (b)	48,765	48,982
Smart & Final, Inc. Tranche B, term loan 4.77% 11/15/22 (b)	19,845	19,316

TOTAL FOOD & DRUG RETAIL		288,405

Food/Beverage/Tobacco - 1.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.4839% 3/20/24 (b)	6,329	6,400
Chobani LLC Tranche B, term loan 5.4839% 10/7/23 (b)	22,558	22,699
Pinnacle Foods Finance LLC Tranche B, term loan 3.2272% 2/3/24 (b)	9,950	9,991
Post Holdings, Inc. Tranche B, term loan 3.49% 5/24/24 (b)	46,575	46,764
Shearer's Foods, Inc. Tranche 2LN, term loan 8.0464% 6/30/22 (b)	2,000	1,930
U.S. Foods, Inc. Tranche B, term loan 3.99% 6/27/23 (b)	26,978	27,167

TOTAL FOOD/BEVERAGE/TOBACCO		114,951

Gaming - 6.9%
AP Gaming I LLC term loan 6.7339% 2/15/24 (b)	9,490	9,632
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.5569% 10/20/21 (b)	25,707	25,801
Boyd Gaming Corp. Tranche B 1LN, term loan 3.6944% 9/15/23 (b)	23,825	23,916
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 4.7261% 10/11/20 (b)	112,411	113,395
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 4.2339% 5/8/21 (b)	149,577	150,661
CityCenter Holdings LLC Tranche B, term loan 3.7322% 4/18/24 (b)	10,000	10,038
Cyan Blue Holdco 3 Ltd. term loan 7/25/24 (c)	12,860	12,912
Eldorado Resorts, Inc. Tranche B, term loan 3.5625% 4/17/24 (b)	37,027	36,935
Golden Nugget, Inc. Tranche B, term loan:
4.68% 11/21/19 (b)	14,430	14,547
4.71% 11/21/19 (b)	33,669	33,943
Las Vegas Sands LLC Tranche B, term loan 3.2339% 3/29/24 (b)	35,875	36,021
MGM Mirage, Inc. Tranche A, term loan 3.4761% 4/25/21 (b)	14,045	14,051
Mohegan Tribal Gaming Authority Tranche B, term loan 5.2261% 10/14/23 (b)	14,925	15,096
Penn National Gaming, Inc. Tranche B, term loan 3.7964% 1/19/24 (b)	5,247	5,266
Scientific Games Corp.:
term loan 8/14/24 (b)(c)	75,545	75,876
Tranche B 3LN, term loan 5.233% 10/1/21 (b)	81,951	82,028
Seminole Tribe Florida Tranche B, term loan 3.456% 7/6/24 (b)	24,000	24,100
Station Casinos LLC Tranche B, term loan 3.73% 6/8/23 (b)	54,741	54,815
Yonkers Racing Corp. Tranche B 1LN, term loan 4.49% 5/31/24 (b)	10,250	10,269

TOTAL GAMING		749,302

Healthcare - 7.0%
Albany Molecular Research, Inc. term loan:
7/27/24 (c)	8,640	8,705
7/27/25 (c)	4,545	4,625
Alere, Inc. Tranche B, term loan 4.49% 6/18/22 (b)	13,029	13,043
Community Health Systems, Inc.:
Tranche G, term loan 3.9627% 12/31/19 (b)	50,266	50,249
Tranche H, term loan 4.2127% 1/27/21 (b)	83,767	83,605
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.9839% 6/24/21 (b)	46,742	47,151
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (b)	38,039	38,254
Ghx Ultimate Parent Corp. Tranche B, term loan 4.5464% 6/30/24 (b)	9,855	9,910
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.4761% 2/15/24 (b)	19,900	20,039
Tranche B 9LN, term loan 3.2339% 3/18/23 (b)	59,931	60,239
InVentiv Health, Inc. Tranche B, term loan 4.9518% 11/9/23 (b)	20,895	20,906
JLL/Delta Dutch Newco BV Tranche B 1LN, term loan 4.5044% 4/20/24 (b)	14,000	14,032
Kindred Healthcare, Inc. Tranche B, term loan 4.8125% 4/9/21 (b)	4,936	4,932
Milk Specialties Co. Tranche B, term loan 5.2964% 8/16/23 (b)	4,722	4,764
MPH Acquisition Holdings LLC Tranche B, term loan 4.2964% 6/7/23 (b)	18,184	18,312
Onex Schumacher Finance LP Tranche B 1LN, term loan 5.2339% 7/31/22 (b)	3,456	3,478
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 5.0464% 6/30/21 (b)	86,479	86,776
Precyse Acquisition Corp. Tranche B, term loan 5.7339% 10/20/22 (b)	9,900	10,036
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.4761% 10/21/24 (b)	5,000	5,106
Tranche B 1LN, term loan 4.4839% 10/21/23 (b)	15,423	15,509
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.9761% 2/9/24 (b)	3,987	4,001
Select Medical Corp. Tranche B, term loan 4.8101% 3/6/24 (b)	9,975	10,120
U.S. Anesthesia Partners, Inc. Tranche B, term loan 4.4772% 6/23/24 (b)	7,500	7,538
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.2964% 12/31/23 (b)	5,000	4,850
Tranche B 1LN, term loan 5.5464% 12/31/22 (b)	65,642	64,384
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.98% 4/1/22 (b)	118,713	120,911
Vizient, Inc. Tranche B 3LN, term loan 4.7261% 2/11/23 (b)	26,396	26,660

TOTAL HEALTHCARE		758,135

Homebuilders/Real Estate - 1.7%
Americold Realty Operating Partnership LP Tranche B, term loan 4.9839% 12/1/22 (b)	17,113	17,327
Communications Sales & Leasing, Inc. Tranche B, term loan 4.2261% 10/24/22 (b)	35,752	35,812
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.4871% 11/4/21 (b)	26,970	27,105
Lightstone Holdco LLC:
Tranche B, term loan 5.7261% 1/30/24 (b)	17,070	16,927
Tranche C, term loan 5.7339% 1/30/24 (b)	1,064	1,055
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.4839% 4/25/23 (b)	39,944	40,089
Realogy Group LLC term loan 3.4839% 7/20/22 (b)	42,637	42,829

TOTAL HOMEBUILDERS/REAL ESTATE		181,144

Hotels - 1.9%
ESH Hospitality, Inc. Tranche B, term loan 3.7339% 8/30/23 (b)	16,873	16,954
Four Seasons Holdings, Inc. Tranche B, term loan 3.7261% 11/30/23 (b)	58,208	58,662
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3.2322% 10/25/23 (b)	71,061	71,375
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 4.0539% 4/14/21 (b)	19,300	19,444
Playa Resorts Holding BV Tranche B, term loan 4.32% 4/27/24 (b)	26,500	26,590
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.44% 5/11/24 (b)	9,975	10,025

TOTAL HOTELS		203,050

Insurance - 3.0%
Acrisure LLC Tranche B 1LN, term loan 6.2964% 11/22/23 (b)	41,421	41,926
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5639% 8/14/22 (b)	27,299	27,374
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.9839% 1/25/25 (b)	1,925	1,968
Tranche B 1LN, term loan 4.1749% 1/25/24 (b)	13,930	13,967
Asurion LLC:
term loan:
8/4/22 (c)	3,060	3,071
8/4/25 (c)	30,800	31,560
4.4761% 8/4/22 (b)	38,161	38,284
Tranche B 2LN, term loan 8.7261% 3/3/21 (b)	28,303	28,338
Tranche B 5LN, term loan 4.2261% 11/3/23 (b)	48,692	49,057
HUB International Ltd. Tranche B 1LN, term loan 4.4223% 10/2/20 (b)	25,178	25,344
Lonestar Intermediate Super Holdings LLC term loan 10.2339% 8/31/21 pay-in-kind (b)	15,960	16,339
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (b)	30,110	30,016
VF Holdings Corp. term loan 4.5464% 6/30/23 (b)	14,888	14,962

TOTAL INSURANCE		322,206

Leisure - 2.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.0464% 5/30/21 (b)	23,383	23,286
Cedar Fair LP Tranche B, term loan 3.4839% 4/13/24 (b)	3,254	3,284
ClubCorp Club Operations, Inc. term loan 4.0464% 12/15/22 (b)	9,644	9,649
Delta 2 SARL Tranche B, term loan 4.5044% 2/1/24 (b)	73,480	73,860
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8.2261% 9/8/24 (b)	7,325	7,453
Tranche B 1LN, term loan 4.4839% 3/8/24 (b)	19,945	20,090
Fitness International LLC Tranche B, term loan 5.4761% 7/1/20 (b)	9,512	9,636
Hayward Industries, Inc. term loan 7/18/24 (c)	11,070	11,153
Intrawest Resorts Holdings, Inc. Tranche B, term loan:
6/28/24 (c)	16,688	16,761
6/28/24 (c)	8,813	8,851
LTF Merger Sub, Inc. Tranche B, term loan 4.2261% 6/10/22 (b)	31,687	31,853
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 4.2964% 3/31/24 (b)	13,516	13,560
SMG Tranche B 1LN, term loan 4.8367% 2/27/20 (b)	1,694	1,697

TOTAL LEISURE		231,133

Metals/Mining - 1.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.9761% 5/20/21 (b)	8,626	8,626
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (b)	80,425	78,113
Peabody Energy Corp. term loan 5.7261% 3/31/22 (b)	25,528	25,739
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	32,780	0

TOTAL METALS/MINING		112,478

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (b)	27,336	27,487
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.5486% 12/29/23 (b)	30,793	30,958

TOTAL PAPER		58,445

Publishing/Printing - 2.7%
Cengage Learning, Inc. Tranche B, term loan 5.4744% 6/7/23 (b)	55,563	52,431
Getty Images, Inc. Tranche B, term loan 4.7964% 10/18/19 (b)	51,519	47,887
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7.2964% 12/31/21 (b)	12,831	12,934
Tranche B 6LN, term loan 6.7964% 2/9/22 (b)	19,405	19,488
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.2261% 5/29/21 (b)	34,233	33,063
McGraw-Hill Global Education Holdings, LLC term loan 5.2339% 5/4/22 (b)	54,333	53,577
Merrill Communications LLC Tranche B, term loan 6.5611% 6/1/22 (b)	16,273	16,354
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.4839% 1/19/23 (b)	18,590	18,782
Proquest LLC Tranche B, term loan 5.4761% 10/24/21 (b)	6,876	6,966
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.7964% 8/14/20 (b)	26,510	26,566

TOTAL PUBLISHING/PRINTING		288,048

Restaurants - 1.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.5082% 2/17/24 (b)	41,440	41,418
CEC Entertainment, Inc. Tranche B, term loan 4.2339% 2/14/21 (b)	31,735	31,767
Landry's Acquisition Co. Tranche B 1LN, term loan 3.9712% 10/4/23 (b)	51,230	51,283
Red Lobster Hospitality LLC Tranche B, term loan 6.4833% 7/28/21 (b)	18,162	18,343

TOTAL RESTAURANTS		142,811

Services - 8.6%
Abacus Innovations Corp. Tranche B, term loan 3.5% 8/16/23 (b)	13,877	13,952
Acosta, Inc. Tranche B, term loan 4.4761% 9/26/21 (b)	23,551	21,422
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (b)	11,675	11,979
Tranche B 1LN, term loan 4.7364% 6/13/24 (b)	54,090	54,511
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 9.48% 10/19/24 (b)	4,105	4,187
Tranche B 1LN, term loan 4.48% 10/19/23 (b)	32,175	32,426
Aramark Services, Inc. Tranche B, term loan 3.2261% 3/28/24 (b)	39,900	40,187
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.5069% 6/21/24 (b)	28,750	28,966
Bright Horizons Family Solutions Tranche B, term loan 3.4761% 11/7/23 (b)	9,887	9,947
Cactus Wellhead LLC Tranche B, term loan 7.2339% 7/31/20 (b)	21,822	21,167
Coinmach Service Corp. Tranche B, term loan 4.9772% 11/14/22 (b)	42,494	42,494
Creative Artists Agency LLC Tranche B, term loan 4.7256% 2/15/24 (b)	11,940	12,025
Garda World Security Corp. Tranche B, term loan 5.2261% 5/26/24 (b)	7,262	7,348
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0052% 3/1/23 (b)	9,795	9,823
Greeneden U.S. Holdings II LLC Tranche B, term loan 12/1/23 (c)	40,815	41,096
KAR Auction Services, Inc. Tranche B, term loan 3.8125% 3/9/23 (b)	12,586	12,660
Karman Buyer Corp.:
Tranche 1LN, term loan 4.5464% 7/25/21 (b)	15,594	15,236
Tranche 2LN, term loan 7.7964% 7/25/22 (b)	6,895	6,516
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (b)	21,206	21,339
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (b)	183,086	185,195
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7339% 4/7/21 (b)	62,237	62,295
Nord Anglia Education Tranche B, term loan 4.7018% 3/31/21 (b)	34,223	34,447
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3.9839% 5/2/22 (b)	102,284	102,784
SAI Global GP Tranche B, term loan 5.7964% 12/8/23 (b)	13,681	13,818
Science Applications International Corp. Tranche B, term loan 3.6875% 5/4/22(b)	6,226	6,265
SESAC Holdco II LLC Tranche B 1LN, term loan 4.4569% 2/23/24 (b)	9,092	9,087
The GEO Group, Inc. Tranche B, term loan 3.48% 3/23/24 (b)	11,536	11,543
The ServiceMaster Co. Tranche B, term loan 3.7339% 11/8/23 (b)	25,868	25,984
Thomson Reuters IP&S Tranche B 1LN, term loan 4.7339% 10/3/23 (b)	26,763	27,051
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.4839% 5/14/22 (b)	14,783	14,783
Xerox Business Services LLC:
term loan 3.4761% 12/7/21 (b)	11,364	11,364
Tranche B, term loan 5.2339% 12/7/23 (b)	20,970	21,211

TOTAL SERVICES		933,108

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 4.7894% 6/14/21 (b)	20,421	20,523
Super Retail - 4.4%
Academy Ltd. Tranche B, term loan 5.2418% 7/2/22 (b)	30,419	23,775
Bass Pro Group LLC:
term loan 6.0464% 6/9/18 (b)	16,871	16,903
Tranche B, term loan 4.4739% 6/5/20 (b)	24,808	24,769
Bass Pro Shops LLC. Tranche B, term loan 6.2964% 12/16/23 (b)	125,930	122,651
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (b)	14,000	13,633
Tranche B 1LN, term loan 4.9681% 2/3/24 (b)	63,315	61,905
Davids Bridal, Inc. Tranche B, term loan 5.3% 10/11/19 (b)	9,532	6,958
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.4839% 8/19/23 (b)	22,598	22,690
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (b)	69,257	68,803
Party City Holdings, Inc. term loan 4.3187% 8/19/22 (b)	28,357	28,452
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.3111% 1/26/23 (b)	37,111	33,546
PetSmart, Inc. term loan 4.23% 3/11/22 (b)	59,648	56,340
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	4,374	182

TOTAL SUPER RETAIL		480,607

Technology - 11.3%
Applied Systems, Inc. Tranche B 1LN, term loan 4.5464% 1/23/21 (b)	7,283	7,343
Aptean, Inc.:
Tranche 2LN, term loan 10.8% 12/20/23 (b)	2,500	2,495
Tranche B 1LN, term loan 5.55% 12/20/22 (b)	13,022	13,169
Bright Bidco BV Tranche B, term loan 5.7964% 6/30/24 (b)	16,000	16,205
Cavium, Inc. Tranche B 1LN, term loan 3.4822% 8/16/22 (b)	11,200	11,270
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7339% 9/15/20 (b)	24,059	24,059
Cologix Holdings, Inc. Tranche B 1LN, term loan 4.2272% 3/20/24 (b)	4,489	4,487
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3.3% 8/17/23 (b)	31,307	31,487
Compuware Corp.:
term loan 9.55% 12/15/22 (b)	17,829	17,985
Tranche B 3LN, term loan 5.55% 12/15/21 (b)	44,236	44,346
Datapipe, Inc. Tranche B 1LN, term loan 6.0464% 3/15/19 (b)	10,581	10,610
Dell International LLC:
Tranche A 1LN, term loan 3.23% 12/31/18 (b)	5,894	5,898
Tranche B, term loan 3.74% 9/7/23 (b)	35,234	35,434
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (b)	52,579	53,121
Electro Rent Corp. Tranche B 1LN, term loan 6.2339% 1/31/24 (b)	14,925	15,084
Epicor Software Corp. Tranche B, term loan 4.99% 6/1/22 (b)	29,388	29,507
First Data Corp.:
Tranche B 1LN, term loan 3.7272% 4/26/24 (b)	12,000	12,064
Tranche B, term loan 3.4772% 7/10/22 (b)	106,376	106,661
Gartner, Inc. Tranche B, term loan 3.2339% 4/5/24 (b)	9,975	10,044
Global Payments, Inc. Tranche B 2LN, term loan 3.2261% 4/22/23 (b)	19,843	19,903
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (b)	26,472	26,586
Hyland Software, Inc. Tranche B 1LN, term loan 4.4839% 7/1/22 (b)	10,655	10,775
Infor U.S., Inc. Tranche B 6LN, term loan 4.0464% 2/1/22 (b)	25,840	25,844
Information Resources, Inc.:
Tranche 2LN, term loan 9.4772% 1/18/25 (b)	7,500	7,472
Tranche B 1LN, term loan 5.4772% 1/18/24 (b)	21,107	21,257
Inmar, Inc.:
Tranche 2LN, term loan 11.25% 5/1/25 (b)	2,280	2,253
Tranche B 1LN, term loan 4.6696% 5/1/24 (b)	7,985	7,993
Kronos, Inc.:
term loan 9.4196% 11/1/24 (b)	30,000	31,100
Tranche B 1LN, term loan 4.6804% 11/1/23 (b)	49,491	50,069
Landesk Group, Inc. term loan:
5.49% 1/20/24 (b)	24,135	23,949
10.24% 1/20/25 (b)	5,000	4,975
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.7322% 10/16/23 (b)	4,875	4,826
Tranche B 3LN, term loan 4.7322% 10/16/22 (b)	10,731	10,704
MA FinanceCo. LLC Tranche B 3LN, term loan:
3.9789% 6/21/24 (b)	7,281	7,283
4.0302% 6/21/24 (b)	50,427	50,443
Microsemi Corp. Tranche B, term loan 3.553% 1/15/23 (b)	10,319	10,353
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7.2572% 10/31/22 (b)	20,841	21,175
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23 (b)	45,631	45,904
Renaissance Learning, Inc.:
Tranche 1LN, term loan 5.0464% 4/9/21 (b)	19,508	19,630
Tranche 2LN, term loan 8.2964% 4/9/22 (b)	19,080	19,016
SolarWinds Holdings, Inc. Tranche B, term loan 4.7339% 2/5/23 (b)	10,395	10,466
Solera LLC Tranche B, term loan 4.5072% 3/3/23 (b)	32,725	32,932
Sophia L.P. term loan 4.5464% 9/30/22 (b)	26,564	26,608
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.4839% 7/8/22 (b)	15,764	15,850
Tranche B 2LN, term loan 3.4839% 7/8/22 (b)	893	898
Sybil Software LLC. Tranche B, term loan 4.5464% 9/30/23 (b)	38,357	38,686
Syniverse Holdings, Inc. Tranche B, term loan:
4.1718% 4/23/19 (b)	9,368	9,017
4.2964% 4/23/19 (b)	16,107	15,463
Tempo Acquisition LLC Tranche B, term loan 4.2272% 5/1/24 (b)	41,890	42,213
TIBCO Software, Inc.:
term loan 4.74% 12/4/20 (b)	3,220	3,236
Tranche 1LN, term loan 4.7333% 12/5/20 (b)	8,043	8,082
Travelclick, Inc. Tranche B 1LN, term loan 5.2261% 5/12/21 (b)	7,740	7,779
TTM Technologies, Inc. Tranche B 1LN, term loan 5.4761% 5/31/21 (b)	27,446	27,823
Uber Technologies, Inc. Tranche B, term loan 5.2272% 7/13/23 (b)	15,304	15,314
Vantiv LLC Tranche B, term loan 3.7244% 10/14/23 (b)	12,752	12,840
Veritas U.S., Inc. Tranche B, term loan 5.7964% 1/27/23 (b)	51,689	52,257
Vfh Parent LLC Tranche B, term loan 1.875% 12/30/21 (b)	13,545	13,731
WEX, Inc. term loan 3.9839% 7/1/23 (b)	18,349	18,537

TOTAL TECHNOLOGY		1,224,511

Telecommunications - 7.9%
Altice Financing SA Tranche B, term loan 4.0539% 7/15/25 (b)	10,973	10,992
Blucora, Inc. Tranche B, term loan 5.0372% 5/22/24 (b)	5,280	5,333
Consolidated Communications, Inc. Tranche B 2LN, term loan 4.23% 10/5/23 (b)	20,500	20,494
Digicel International Finance Ltd. Tranche B, term loan 4.94% 5/25/24 (b)	38,775	39,231
DigitalGlobe, Inc. Tranche B, term loan 3.9761% 1/15/24 (b)	11,164	11,171
Evo Payments International LLC Tranche B 1LN, term loan 6.23% 12/20/23 (b)	17,950	18,118
Frontier Communications Corp. Tranche A, term loan 3.98% 3/31/21 (b)	2,435	2,344
GTT Communications, Inc. term loan 4.5% 1/9/24 (b)	6,985	7,009
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 4.0003% 6/30/19 (b)	128,175	127,747
Level 3 Financing, Inc. Tranche B, term loan 3.4789% 2/22/24 (b)	79,500	79,811
LTS Buyer LLC Tranche B 1LN, term loan 4.5464% 4/11/20 (b)	50,019	50,194
Neptune Finco Corp. Tranche B, term loan 3.4756% 7/17/25 (b)	26,216	26,157
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (c)	5,460	5,521
Tranche B1 1LN, term loan 8/31/19 (c)	4,000	4,045
Tranche B2 1LN, term loan 2/29/24 (c)	18,995	19,224
Onvoy LLC Tranche B 1LN, term loan 5.7964% 2/10/24 (b)	20,015	20,115
Polycom, Inc. Tranche B, term loan 6.4799% 9/27/23 (b)	17,732	17,980
RP Crown Parent, LLC Tranche B, term loan 4.7261% 10/12/23 (b)	28,358	28,677
Sable International Finance Ltd.:
term loan 1/31/25 (c)	23,000	23,006
Tranche B, term loan 4.7339% 1/19/25 (b)	26,620	26,627
SBA Senior Finance II, LLC term loan 3.48% 3/24/21 (b)	31,066	31,233
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 8.9444% 4/30/21 (b)	7,775	7,658
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	38,553	38,481
Securus Technologies, Inc.:
Tranche B, term loan:
6/15/24 (c)	30,750	31,042
6/15/25 (c)	8,500	8,530
Tranche B2 1LN, term loan 5.4444% 4/30/20 (b)	4,497	4,489
SFR Group SA Tranche B 11LN, term loan 4.0611% 7/31/25 (b)	34,414	34,328
Sprint Communications, Inc. Tranche B, term loan 3.7333% 2/3/24 (b)	79,760	80,019
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (b)	52,932	53,439
Windstream Services LLC Tranche B 7LN, term loan 4.48% 2/17/24 (b)	14,696	14,219
Xplornet Communications, Inc. Tranche B, term loan 7.2964% 9/9/21 (b)	5,222	5,307

TOTAL TELECOMMUNICATIONS		852,541

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.243% 6/15/23 (b)	8,761	8,772
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.9839% 11/12/20 (b)	9,033	7,783
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (b)	27,875	27,561
Navios Maritime Partners LP Tranche B, term loan 6.25% 9/14/20 (b)	9,480	9,433

TOTAL TRANSPORTATION EX AIR/RAIL		44,777

Utilities - 4.5%
APLP Holdings LP Tranche B, term loan 5.4761% 4/13/23 (b)	20,990	21,253
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3.48% 5/3/20 (b)	50,734	50,692
Tranche B 2LN, term loan 3.73% 1/31/22 (b)	7,009	6,996
Calpine Corp.:
Tranche B 5LN, term loan 4.05% 1/15/24 (b)	8,031	8,058
Tranche B, term loan 2.99% 11/30/17 (b)	11,273	11,290
Cortes NP Acquisition Corp. Tranche B, term loan 5.2261% 11/30/23 (b)	21,930	22,122
Dynegy, Inc. Tranche C, term loan 4.4839% 2/7/24 (b)	55,860	56,116
Energy Future Holdings Corp. Tranche B, term loan 4.2221% 6/23/18 (b)	103,000	103,721
Exgen Texas Power LLC Tranche B, term loan 6.0464% 9/18/21 (b)	26,512	17,196
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.8% 8/19/21 (b)	28,875	28,803
InterGen NV Tranche B, term loan 5.8% 6/13/20 (b)	32,560	32,560
Limetree Bay Terminals LLC term loan 6.2256% 2/15/24 (b)	20,987	21,171
Moxie Patriot LLC Tranche B, term loan 7.0464% 12/19/20 (b)	17,752	16,361
Tex Operations Co. LLC:
Tranche B, term loan 3.9823% 8/4/23 (b)	40,916	41,028
Tranche C, term loan 3.9772% 8/4/23 (b)	9,379	9,404
USIC Holdings, Inc. Tranche B, term loan 4.9232% 12/9/23 (b)	7,965	8,020
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.4787% 12/14/23 (b)	22,636	22,801

TOTAL UTILITIES		477,592

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,538,904)		9,548,357

Nonconvertible Bonds - 6.6%
Aerospace - 0.1%
DAE Funding LLC:
4% 8/1/20 (f)(g)	6,495	6,601
4.5% 8/1/22 (f)(g)	3,750	3,816

TOTAL AEROSPACE		10,417

Broadcasting - 0.1%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,790
Building Materials - 0.1%
CEMEX S.A.B. de CV 6.0536% 10/15/18 (b)(f)	10,000	10,374
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,662
5.25% 3/15/21	13,070	13,446
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	7,507	7,638
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,875

TOTAL CABLE/SATELLITE TV		40,621

Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (f)	5,000	5,125
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (f)	15,000	15,413
6% 2/15/25 (f)	10,000	10,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.8036% 7/15/21 (b)(f)	11,130	11,367
5.75% 10/15/20	33,325	34,075

TOTAL CONTAINERS		71,505

Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	15,000	15,198
6.25% 2/1/22	5,200	5,413
International Lease Finance Corp.:
3.875% 4/15/18	7,000	7,093
6.25% 5/15/19	10,000	10,723
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	10,000	11,150

TOTAL DIVERSIFIED FINANCIAL SERVICES		49,577

Energy - 0.5%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (f)	11,455	11,928
7% 6/30/24	7,000	8,015
Chesapeake Energy Corp. 8% 12/15/22 (f)	10,839	11,489
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	10,000	10,175
Consolidated Energy Finance SA:
4.9817% 6/15/22 (b)(f)	7,500	7,500
6.875% 6/15/25 (f)	5,500	5,775
Peabody Securities Finance Corp. 6% 3/31/22 (f)	3,335	3,402

TOTAL ENERGY		58,284

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,285
Gaming - 0.1%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (f)	5,000	5,200
Scientific Games Corp. 7% 1/1/22 (f)	7,800	8,307

TOTAL GAMING		13,507

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	21,704
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,503
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,563
Tenet Healthcare Corp.:
4.625% 7/15/24 (f)	28,000	27,860
4.75% 6/1/20	8,680	8,995
7.5% 1/1/22 (f)	5,085	5,492
THC Escrow Corp. III 5.125% 5/1/25 (f)	7,500	7,547

TOTAL HEALTHCARE		105,664

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,752
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	6,860	7,237
7.25% 11/30/21 (f)	10,000	10,735

TOTAL LEISURE		17,972

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	10,046
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (f)	9,850	8,446
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (f)	8,000	8,045
Services - 0.3%
APX Group, Inc.:
7.625% 9/1/23 (f)(g)	12,500	12,719
7.875% 12/1/22	13,975	15,198

TOTAL SERVICES		27,917

Super Retail - 0.2%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	6,385	6,465
PetSmart, Inc.:
5.875% 6/1/25 (f)	11,500	11,040
8.875% 6/1/25 (f)	9,500	9,001

TOTAL SUPER RETAIL		26,506

Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	11,745	12,053
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	6,199	6,346
4.42% 6/15/21 (f)	16,685	17,630
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (f)	16,440	17,241
5.75% 3/15/23 (f)	5,000	5,245

TOTAL TECHNOLOGY		58,515

Telecommunications - 1.4%
Altice Financing SA:
6.5% 1/15/22 (f)	7,240	7,546
7.5% 5/15/26 (f)	19,200	21,289
Columbus International, Inc. 7.375% 3/30/21 (f)	14,535	15,516
Intelsat Jackson Holdings SA 8% 2/15/24 (f)	14,100	15,316
Level 3 Financing, Inc. 4.9393% 1/15/18 (b)	15,000	15,038
SFR Group SA:
6% 5/15/22 (f)	2,550	2,668
6.25% 5/15/24 (f)	10,905	11,518
7.375% 5/1/26 (f)	18,755	20,302
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,360
6.9% 5/1/19	5,000	5,319
Sprint Communications, Inc.:
6% 11/15/22	30,000	31,650
9% 11/15/18 (f)	3,000	3,248

TOTAL TELECOMMUNICATIONS		153,770

Utilities - 0.0%
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,143
The AES Corp. 4.2018% 6/1/19 (b)	1,433	1,439

TOTAL UTILITIES		5,582

TOTAL NONCONVERTIBLE BONDS
(Cost $691,766)		710,700
	Shares	Value (000s)

Common Stocks - 0.3%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (h)	28,882	12
ION Media Networks, Inc.	2,842	2,134

TOTAL BROADCASTING		2,146

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	22,157
Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (h)	45,793	682
Metals/Mining - 0.1%
Warrior Met Coal, Inc. Class A	496,683	10,315
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	25,029	451
Utilities - 0.0%
Calpine Corp. (h)	20,715	298
TOTAL COMMON STOCKS
(Cost $82,501)		36,049

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 1.11% (i)
(Cost $854,174)	854,166,664	854,337
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $11,167,345)		11,149,443
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(321,773)
NET ASSETS - 100%		$10,827,670

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $905,000 and $907,000, respectively.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $404,362,000 or 3.7% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,071
Total	$6,071

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,146	$12	$--	$2,134
Energy	10,315	--	10,315	--
Materials	22,157	22,157	--	--
Real Estate	682	682	--	--
Telecommunication Services	451	451	--	--
Utilities	298	298	--	--
Bank Loan Obligations	9,548,357	--	9,526,519	21,838
Corporate Bonds	710,700	--	710,700	--
Money Market Funds	854,337	854,337	--	--
Total Investments in Securities:	$11,149,443	$877,937	$10,247,534	$23,972

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $11,154,707,000. Net unrealized depreciation aggregated $5,264,000, of which $158,963,000 related to appreciated investment securities and $164,227,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

July 31, 2017

HY-QTLY-0917
1.804847.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.6%
		Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Telecommunications - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)		$180	$184
Nonconvertible Bonds - 69.6%
Aerospace - 0.2%
DAE Funding LLC:
4.5% 8/1/22 (a)(b)		1,410	1,435
5% 8/1/24 (a)(b)		1,940	1,981
			3,416
Air Transportation - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		422	443
6.125% 4/29/18		670	688
			1,131
Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)		4,450	4,639
Banks & Thrifts - 2.4%
Ally Financial, Inc.:
5.75% 11/20/25		2,310	2,472
8% 12/31/18		6,859	7,382
8% 11/1/31		18,362	22,792
General Motors Acceptance Corp. 8% 11/1/31		3,105	3,854
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		3,515	3,728
6% 12/19/23		3,605	4,011
Washington Mutual Bank 5.5% 1/15/13 (c)		10,000	1
			44,240
Broadcasting - 0.2%
Sirius XM Radio, Inc. 5% 8/1/27 (a)		3,200	3,268
Building Materials - 0.5%
BMC East LLC 5.5% 10/1/24 (a)		1,440	1,516
Builders FirstSource, Inc. 5.625% 9/1/24 (a)		3,560	3,738
GCP Applied Technologies, Inc. 9.5% 2/1/23 (a)		1,995	2,272
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)		900	866
USG Corp. 4.875% 6/1/27 (a)		530	547
			8,939
Cable/Satellite TV - 6.5%
Altice SA:
7.625% 2/15/25 (a)		12,590	13,786
7.75% 5/15/22 (a)		10,575	11,236
Altice U.S. Finance SA 7.75% 7/15/25 (a)		4,905	5,475
Cable One, Inc. 5.75% 6/15/22 (a)		1,390	1,460
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		2,550	2,639
5.125% 5/1/27 (a)		16,845	17,414
5.5% 5/1/26 (a)		2,940	3,124
5.75% 1/15/24		5,335	5,615
5.75% 2/15/26 (a)		1,770	1,903
5.875% 5/1/27 (a)		5,245	5,642
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (a)		381	388
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (a)		5,495	5,617
CSC Holdings, Inc. 5.5% 4/15/27 (a)		9,215	9,814
DISH DBS Corp.:
5% 3/15/23		4,695	4,870
5.875% 7/15/22		4,240	4,615
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (a)		1,931	2,003
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (a)(d)		10,920	11,035
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)		1,645	1,694
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)		1,705	1,765
6% 1/15/27 (a)		3,575	3,696
Ziggo Secured Finance BV 5.5% 1/15/27 (a)		7,375	7,633
			121,424
Chemicals - 1.9%
CF Industries Holdings, Inc.:
4.95% 6/1/43		2,720	2,326
5.15% 3/15/34		1,255	1,151
5.375% 3/15/44		1,160	1,044
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)		7,510	7,867
Momentive Performance Materials, Inc. 3.88% 10/24/21		5,545	5,559
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		4,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)		2,140	2,153
5.25% 6/1/27 (a)		2,170	2,175
Platform Specialty Products Corp. 6.5% 2/1/22 (a)		5,550	5,758
The Chemours Co. LLC:
5.375% 5/15/27		835	880
6.625% 5/15/23		1,495	1,605
7% 5/15/25		975	1,087
Tronox Finance LLC 6.375% 8/15/20		3,160	3,176
			34,781
Containers - 0.7%
ARD Finance SA 7.125% 9/15/23 pay-in-kind		1,690	1,815
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (a)		3,430	3,653
7.25% 5/15/24 (a)		3,785	4,178
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,460	2,515
7% 7/15/24 (a)		1,025	1,108
			13,269
Diversified Financial Services - 3.9%
Aircastle Ltd. 4.625% 12/15/18		1,625	1,674
Alpine Finance Merger Sub LLC 6.875% 8/1/25 (a)		670	695
AssuredPartners, Inc. 7% 8/15/25 (a)		785	791
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (a)		1,350	1,465
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25(a)		4,040	4,328
CIT Group, Inc. 5.375% 5/15/20		4,400	4,752
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (a)(d)		930	967
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (a)		2,100	2,042
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)		1,315	1,417
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		5,683	5,842
6.25% 2/1/22		1,000	1,041
6.75% 2/1/24		1,810	1,901
MSCI, Inc. 5.75% 8/15/25 (a)		1,345	1,456
Navient Corp.:
5.875% 10/25/24		3,375	3,438
7.25% 9/25/23		1,775	1,942
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (a)		1,240	1,302
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)		18,565	20,700
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)		1,835	1,837
SLM Corp.:
5.5% 1/25/23		5,330	5,443
6.125% 3/25/24		4,270	4,430
8% 3/25/20		4,700	5,198
			72,661
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20		900	902
7.625% 3/15/20		2,060	2,075
E.W. Scripps Co. 5.125% 5/15/25 (a)		510	528
Liberty Media Corp.:
8.25% 2/1/30		469	511
8.5% 7/15/29		529	587
MDC Partners, Inc. 6.5% 5/1/24 (a)		5,848	5,877
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)		1,220	1,258
			11,738
Energy - 10.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		820	847
Antero Resources Corp.:
5.125% 12/1/22		1,935	1,964
5.625% 6/1/23 (Reg. S)		2,580	2,645
Antero Resources Finance Corp. 5.375% 11/1/21		4,500	4,622
Calfrac Holdings LP 7.5% 12/1/20 (a)		4,460	4,092
California Resources Corp. 8% 12/15/22 (a)		5,635	3,592
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		440	437
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)		2,085	2,171
5.875% 3/31/25		2,610	2,829
Chesapeake Energy Corp.:
4.5536% 4/15/19 (d)		2,250	2,222
4.875% 4/15/22		5,580	5,134
5.75% 3/15/23		1,890	1,729
8% 12/15/22 (a)		6,101	6,467
8% 1/15/25 (a)		10,435	10,461
8% 6/15/27 (a)		12,030	12,030
Citgo Holding, Inc. 10.75% 2/15/20 (a)		3,525	3,710
Concho Resources, Inc.:
5.5% 10/1/22		1,265	1,305
5.5% 4/1/23		825	852
Consolidated Energy Finance SA:
4.9817% 6/15/22 (a)(d)		2,120	2,120
6.875% 6/15/25 (a)		3,710	3,896
Covey Park Energy LLC 7.5% 5/15/25 (a)		1,540	1,579
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23		1,775	1,808
Denbury Resources, Inc. 4.625% 7/15/23		4,395	2,241
Ensco PLC:
4.5% 10/1/24		3,930	2,995
5.2% 3/15/25		760	600
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)		1,170	1,182
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		495	490
6% 10/1/22		3,870	3,773
FTS International, Inc. 6.25% 5/1/22		5,060	4,390
Gibson Energy, Inc. 6.75% 7/15/21 (a)		93	96
Gulfmark Offshore, Inc. 6.375% 3/15/22 (c)		2,200	407
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)		2,085	1,980
5.75% 10/1/25 (a)		10,085	9,833
Hornbeck Offshore Services, Inc.:
5% 3/1/21		35	19
5.875% 4/1/20		256	154
Jupiter Resources, Inc. 8.5% 10/1/22 (a)		525	373
Murphy Oil Corp. 6.875% 8/15/24		570	606
NGPL PipeCo LLC:
4.375% 8/15/22 (a)		485	499
4.875% 8/15/27 (a)		485	499
Noble Holding International Ltd.:
4.625% 3/1/21		318	268
6.05% 3/1/41		95	58
6.2% 8/1/40		2,660	1,623
7.75% 1/15/24		7,285	5,798
NuStar Logistics LP 5.625% 4/28/27		985	1,044
Oasis Petroleum, Inc. 6.875% 3/15/22		905	896
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)		3,755	1,812
Parsley Energy LLC/Parsley 6.25% 6/1/24 (a)		4,520	4,791
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		3,520	3,538
7.25% 6/15/25 (a)		2,125	2,083
Peabody Securities Finance Corp.:
6% 3/31/22 (a)		610	622
6.375% 3/31/25 (a)		755	763
Pride International, Inc. 7.875% 8/15/40		2,715	2,253
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		1,125	1,117
SM Energy Co.:
5% 1/15/24		1,730	1,609
5.625% 6/1/25		2,565	2,398
6.125% 11/15/22		4,420	4,332
6.5% 11/15/21		800	796
6.5% 1/1/23		95	94
6.75% 9/15/26		845	841
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,520	1,528
5.75% 4/15/25		1,435	1,453
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		3,000	3,135
6.375% 4/1/23		1,490	1,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (a)		1,070	1,101
5.375% 2/1/27 (a)		1,070	1,110
Teine Energy Ltd. 6.875% 9/30/22 (a)		4,916	4,977
TerraForm Power Operating LLC:
6.375% 2/1/23 (a)(d)		11,525	11,986
6.625% 6/15/25 (a)(d)		1,480	1,576
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		270	274
6.125% 10/15/21		785	813
6.25% 10/15/22		3,100	3,294
6.375% 5/1/24		1,310	1,431
Trinidad Drilling Ltd. 6.625% 2/15/25 (a)		830	782
Ultra Resources, Inc.:
6.875% 4/15/22 (a)		1,725	1,777
7.125% 4/15/25 (a)		1,295	1,321
Weatherford International Ltd. 9.875% 2/15/24 (a)		3,630	3,893
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		890	959
WPX Energy, Inc.:
5.25% 9/15/24		3,170	3,122
6% 1/15/22		4,350	4,470
7.5% 8/1/20		1,760	1,883
8.25% 8/1/23		2,640	2,904
			198,742
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27		1,405	1,445
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		580	605
Livent, Inc. yankee 9.375% 10/15/04 (c)		11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (a)		1,425	1,425
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(d)		8,593	7,906
			11,381
Environmental - 0.6%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)(b)		760	775
Covanta Holding Corp.:
5.875% 3/1/24		4,680	4,575
6.375% 10/1/22		4,000	4,100
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)		1,455	1,535
			10,985
Food & Drug Retail - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)		3,690	3,303
6.625% 6/15/24 (a)		2,740	2,576
Albertsons, Inc.:
6.625% 6/1/28		2,415	2,113
7.45% 8/1/29		220	198
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)		2,606	2,241
9.375% 9/15/18 pay-in-kind (a)(d)		2,750	1,100
Cumberland Farms, Inc. 6.75% 5/1/25 (a)		775	827
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)		805	829
Rite Aid Corp.:
6.875% 12/15/28 (a)(d)		5,785	5,409
7.7% 2/15/27		2,715	2,688
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)		4,395	3,560
			24,844
Food/Beverage/Tobacco - 1.8%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)		1,290	1,267
Darling International, Inc. 5.375% 1/15/22		1,280	1,331
ESAL GmbH 6.25% 2/5/23 (a)		3,315	3,095
JBS Investments GmbH:
7.25% 4/3/24 (a)		1,290	1,255
7.75% 10/28/20 (a)		4,850	4,838
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)		3,150	3,119
5.875% 7/15/24 (a)		2,585	2,566
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)		1,415	1,477
4.875% 11/1/26 (a)		1,430	1,495
Minerva Luxembourg SA 6.5% 9/20/26 (a)		2,215	2,215
Post Holdings, Inc.:
5.5% 3/1/25 (a)		2,410	2,543
5.75% 3/1/27 (a)		1,870	1,982
U.S. Foods, Inc. 5.875% 6/15/24 (a)		1,970	2,056
Vector Group Ltd. 6.125% 2/1/25 (a)		4,850	4,996
			34,235
Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		7,900	8,542
Eldorado Resorts, Inc. 6% 4/1/25		515	551
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (a)		5,795	6,135
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)		495	537
MGM Mirage, Inc. 8.625% 2/1/19		5,000	5,488
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (d)		7,110	7,572
Penn National Gaming, Inc. 5.625% 1/15/27 (a)		415	427
Scientific Games Corp.:
7% 1/1/22 (a)		1,445	1,539
10% 12/1/22		5,980	6,668
			37,459
Healthcare - 7.5%
Community Health Systems, Inc.:
6.25% 3/31/23		4,500	4,613
6.875% 2/1/22		9,725	8,339
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,020	3,099
DaVita HealthCare Partners, Inc. 5% 5/1/25		3,590	3,643
HCA Holdings, Inc.:
5.375% 2/1/25		4,375	4,659
5.875% 2/15/26		2,290	2,496
7.5% 2/15/22		5,095	5,885
HealthSouth Corp.:
5.75% 11/1/24		1,570	1,601
5.75% 9/15/25		400	416
IMS Health, Inc. 5% 10/15/26 (a)		2,205	2,310
Tenet Healthcare Corp.:
4.375% 10/1/21		3,350	3,409
4.625% 7/15/24 (a)		5,035	5,010
6.75% 2/1/20		1,800	1,881
6.75% 6/15/23		17,610	17,390
7.5% 1/1/22 (a)		1,220	1,318
8.125% 4/1/22		12,990	13,977
THC Escrow Corp. III:
5.125% 5/1/25 (a)		6,430	6,470
7% 8/1/25 (a)		3,550	3,506
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)		9,510	9,177
5.5% 3/1/23 (a)		4,720	4,024
5.875% 5/15/23 (a)		17,700	15,222
6.125% 4/15/25 (a)		4,960	4,222
7% 3/15/24 (a)		4,955	5,277
7.25% 7/15/22 (a)		315	297
7.5% 7/15/21 (a)		7,360	7,158
Vizient, Inc. 10.375% 3/1/24 (a)		2,275	2,630
Wellcare Health Plans, Inc. 5.25% 4/1/25		1,570	1,664
			139,693
Homebuilders/Real Estate - 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)		1,290	1,348
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (a)		470	496
6.5% 12/15/20 (a)		1,840	1,904
Howard Hughes Corp. 5.375% 3/15/25 (a)		3,445	3,578
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)		1,570	1,617
6.125% 4/1/25 (a)		1,150	1,187
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)		2,150	2,290
William Lyon Homes, Inc. 5.875% 1/31/25		1,260	1,303
			13,723
Hotels - 0.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)		2,170	2,249
4.875% 4/1/27 (a)		1,305	1,360
Playa Resorts Holding BV 8% 8/15/20 (a)		674	701
			4,310
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)		3,390	3,619
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)		2,765	2,889
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (a)(d)		1,220	1,220
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)		2,355	2,437
			10,165
Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (a)		1,400	1,477
7.25% 11/30/21 (a)		3,645	3,913
			5,390
Metals/Mining - 1.6%
Alpha Natural Resources, Inc. 9.75% 4/15/18		1,770	22
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)		650	686
First Quantum Minerals Ltd.:
7% 2/15/21 (a)		2,665	2,765
7.25% 5/15/22 (a)		1,130	1,172
7.25% 4/1/23 (a)		1,930	1,988
7.5% 4/1/25 (a)		3,220	3,305
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (a)		1,330	1,367
Freeport-McMoRan, Inc.:
6.5% 11/15/20		435	448
6.625% 5/1/21		435	445
6.75% 2/1/22		3,407	3,577
6.875% 2/15/23		7,290	7,910
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)		1,200	1,371
Murray Energy Corp. 11.25% 4/15/21 (a)		5,750	4,365
Walter Energy, Inc. 9.5% 10/15/19 (a)(c)		2,360	0
			29,421
Paper - 0.1%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)		940	987
Publishing/Printing - 1.7%
Cengage Learning, Inc. 9.5% 6/15/24 (a)		4,000	3,480
Cenveo Corp. 6% 8/1/19 (a)		1,290	1,106
Harland Clarke Holdings Corp. 8.375% 8/15/22 (a)		1,355	1,450
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)		6,945	6,667
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(d)		18,124	18,124
			30,827
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)		1,530	1,578
5% 6/1/24 (a)		2,680	2,794
Landry's Acquisition Co. 6.75% 10/15/24 (a)		1,710	1,753
			6,125
Services - 3.8%
APX Group, Inc.:
6.375% 12/1/19		3,646	3,737
7.625% 9/1/23 (a)(b)		3,140	3,195
7.875% 12/1/22		15,535	16,894
8.75% 12/1/20		27,443	28,198
Ashtead Capital, Inc. 5.625% 10/1/24 (a)		3,195	3,435
FTI Consulting, Inc. 6% 11/15/22		2,450	2,542
Herc Rentals, Inc.:
7.5% 6/1/22 (a)		1,177	1,274
7.75% 6/1/24 (a)		1,209	1,312
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)		2,095	1,697
Laureate Education, Inc. 8.25% 5/1/25 (a)		5,650	6,144
Prime Security One MS, Inc. 4.875% 7/15/32 (a)		1,503	1,383
TMS International Corp. 7.625% 10/15/21 (a)		420	440
United Rentals North America, Inc. 5.5% 5/15/27		1,355	1,430
			71,681
Super Retail - 0.4%
JC Penney Corp., Inc. 5.75% 2/15/18		415	421
Netflix, Inc. 4.375% 11/15/26 (a)		3,540	3,584
PetSmart, Inc.:
5.875% 6/1/25 (a)		2,130	2,045
8.875% 6/1/25 (a)		1,690	1,601
			7,651
Technology - 3.7%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)		10,620	11,669
Brocade Communications Systems, Inc. 4.625% 1/15/23		160	164
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,090	1,138
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)		3,135	3,319
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (a)		1,930	2,024
7.125% 6/15/24 (a)		1,880	2,092
EIG Investors Corp. 10.875% 2/1/24		3,405	3,780
Gartner, Inc. 5.125% 4/1/25 (a)		1,290	1,364
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)		5,850	6,640
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)		2,575	2,781
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)		1,320	1,374
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (a)		755	789
Micron Technology, Inc.:
5.25% 1/15/24 (a)		3,480	3,627
5.5% 2/1/25		2,310	2,451
Parametric Technology Corp. 6% 5/15/24		650	700
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)		3,365	3,870
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)		1,790	1,856
VeriSign, Inc. 4.625% 5/1/23		910	935
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (a)		14,120	15,638
Western Digital Corp. 10.5% 4/1/24		3,040	3,599
			69,810
Telecommunications - 8.3%
Altice Financing SA:
6.5% 1/15/22 (a)		895	933
7.5% 5/15/26 (a)		4,005	4,441
Altice Finco SA:
7.625% 2/15/25 (a)		4,995	5,357
8.125% 1/15/24 (a)		810	879
Broadview Networks Holdings, Inc. 10.5% 11/15/17		2,915	2,915
Columbus International, Inc. 7.375% 3/30/21 (a)		3,070	3,277
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (a)		545	567
5.375% 3/15/27 (a)		465	491
Equinix, Inc. 5.375% 5/15/27		1,575	1,703
FairPoint Communications, Inc. 8.75% 8/15/19 (a)		2,375	2,427
GCI, Inc. 6.875% 4/15/25		2,080	2,262
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)		8,435	9,163
9.75% 7/15/25 (a)		2,490	2,571
Level 3 Financing, Inc. 6.125% 1/15/21		2,395	2,461
Neptune Finco Corp.:
6.625% 10/15/25 (a)		1,990	2,194
10.125% 1/15/23(a)		9,815	11,422
10.875% 10/15/25 (a)		5,445	6,793
Nokia Corp.:
3.375% 6/12/22		1,125	1,138
4.375% 6/12/27		1,345	1,385
Sable International Finance Ltd. 6.875% 8/1/22 (a)		2,415	2,605
SFR Group SA:
6% 5/15/22 (a)		5,733	5,998
6.25% 5/15/24 (a)		1,150	1,215
7.375% 5/1/26 (a)		6,560	7,101
Sprint Capital Corp.:
6.9% 5/1/19		4,761	5,065
8.75% 3/15/32		8,580	10,639
Sprint Communications, Inc.:
6% 11/15/22		13,834	14,595
9% 11/15/18 (a)		5,500	5,954
Sprint Corp.:
7.125% 6/15/24		4,195	4,599
7.25% 9/15/21		270	300
7.625% 2/15/25		825	930
7.875% 9/15/23		8,400	9,534
T-Mobile U.S.A., Inc.:
6% 4/15/24		3,290	3,537
6.5% 1/15/24		2,500	2,688
6.5% 1/15/26		3,290	3,660
6.625% 4/1/23		4,925	5,208
6.836% 4/28/23		480	509
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)		4,400	4,664
6% 4/1/23		3,795	3,999
			155,179
Transportation Ex Air/Rail - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)		3,470	2,993
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)		5,250	4,095
8.125% 2/15/19		1,404	1,279
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)		1,215	1,183
Teekay Corp. 8.5% 1/15/20		6,825	6,859
			16,409
Utilities - 5.4%
Calpine Corp.:
5.375% 1/15/23		2,615	2,530
5.75% 1/15/25		1,120	1,046
Dynegy, Inc.:
5.875% 6/1/23		2,830	2,717
7.375% 11/1/22		7,415	7,491
7.625% 11/1/24		11,430	11,273
8% 1/15/25 (a)		1,515	1,500
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		11,804	16,584
12.25% 3/1/22 (a)(c)(d)		21,847	32,384
InterGen NV 7% 6/30/23 (a)		13,534	13,263
NRG Energy, Inc. 6.625% 3/15/23		6,290	6,514
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)		965	1,018
PPL Energy Supply LLC 6.5% 6/1/25		1,305	943
RJS Power Holdings LLC 4.625% 7/15/19 (a)(d)		676	668
TXU Corp.:
5.55% 11/15/14 (c)		7,757	853
6.5% 11/15/24 (c)		4,961	546
6.55% 11/15/34 (c)		4,295	472
			99,802

TOTAL NONCONVERTIBLE BONDS			1,298,325

TOTAL CORPORATE BONDS
(Cost $1,262,932)			1,298,509
		Shares	Value (000s)

Common Stocks - 19.8%
Air Transportation - 0.5%
Air Canada (e)		293,100	4,662
Delta Air Lines, Inc.		100,000	4,936

TOTAL AIR TRANSPORTATION			9,598

Automotive & Auto Parts - 1.2%
Allison Transmission Holdings, Inc.		217,100	8,206
Chassix Holdings, Inc. (e)		29,835	1,008
Fiat Chrysler Automobiles NV		323,700	3,914
General Motors Co.		92,561	3,330
General Motors Co. warrants 7/10/19 (e)		11,706	210
Motors Liquidation Co. GUC Trust (e)		39,254	343
Tenneco, Inc.		80,000	4,424

TOTAL AUTOMOTIVE & AUTO PARTS			21,435

Banks & Thrifts - 0.7%
Bank of America Corp.		389,800	9,402
CIT Group, Inc.		27,566	1,314
Citigroup, Inc.		1,764	121
Washington Mutual, Inc. (e)		505,500	0
Wells Fargo & Co.		51,500	2,778
WMI Holdings Corp. (e)		17,605	20

TOTAL BANKS & THRIFTS			13,635

Broadcasting - 1.8%
AMC Networks, Inc. Class A (e)		99,600	6,369
DISH Network Corp. Class A (e)		100,000	6,403
Gray Television, Inc. (e)		594,070	8,852
Nexstar Broadcasting Group, Inc. Class A		122,000	7,979
Sinclair Broadcast Group, Inc. Class A		100,000	3,605

TOTAL BROADCASTING			33,208

Cable/Satellite TV - 0.4%
Charter Communications, Inc. Class A (e)		20,048	7,857
Chemicals - 1.0%
LyondellBasell Industries NV Class A		77,195	6,954
Platform Specialty Products Corp. (e)		487,430	6,829
The Chemours Co. LLC		110,000	5,237
Tronox Ltd. Class A		10,743	208

TOTAL CHEMICALS			19,228

Consumer Products - 0.9%
Newell Brands, Inc.		136,100	7,175
Spectrum Brands Holdings, Inc.		81,100	9,362

TOTAL CONSUMER PRODUCTS			16,537

Containers - 0.4%
Graphic Packaging Holding Co.		617,874	8,150
Diversified Financial Services - 0.8%
AerCap Holdings NV (e)		123,400	6,059
The Blackstone Group LP		250,000	8,363

TOTAL DIVERSIFIED FINANCIAL SERVICES			14,422

Energy - 0.9%
Baker Hughes, a GE Co. Class A		140,300	5,176
Contura Energy, Inc.		218	15
Contura Energy, Inc. warrants 7/26/23 (e)		354	10
Extraction Oil & Gas, Inc.		313,025	3,813
Forbes Energy Services Ltd. (e)		65,062	696
Ovation Acquisition I LLC (e)(f)		583,372	0
Pioneer Natural Resources Co.		27,500	4,485
SM Energy Co.		150,700	2,621
Southwestern Energy Co. (e)		67,571	385

TOTAL ENERGY			17,201

Food/Beverage/Tobacco - 0.9%
Darling International, Inc. (e)		375,700	6,113
U.S. Foods Holding Corp. (e)		351,300	9,889

TOTAL FOOD/BEVERAGE/TOBACCO			16,002

Gaming - 2.3%
Boyd Gaming Corp.		282,300	7,074
Eldorado Resorts, Inc. (e)(g)		389,100	7,938
Melco Crown Entertainment Ltd. sponsored ADR		240,600	4,860
MGM Mirage, Inc.		243,800	8,028
Penn National Gaming, Inc. (e)		296,000	5,967
Red Rock Resorts, Inc.		357,285	8,539

TOTAL GAMING			42,406

Healthcare - 1.3%
Boston Scientific Corp. (e)		246,400	6,559
HCA Holdings, Inc. (e)		82,100	6,596
Jazz Pharmaceuticals PLC (e)		55,400	8,510
Legend Acquisition, Inc. (e)		18,796	376
Legend Acquisition, Inc.:
Class A warrants (e)		28,063	0
Class B warrants (e)		37,006	0
Teva Pharmaceutical Industries Ltd. sponsored ADR		64,500	2,075

TOTAL HEALTHCARE			24,116

Homebuilders/Real Estate - 0.7%
CalAtlantic Group, Inc.		198,100	6,953
Lennar Corp. Class A		120,787	6,334

TOTAL HOMEBUILDERS/REAL ESTATE			13,287

Hotels - 0.2%
Extended Stay America, Inc. unit		134,200	2,653
Metals/Mining - 0.0%
Alpha Natural Resources Holdings, Inc. (e)		3,065	13
ANR, Inc. (e)		3,065	37
Warrior Met Coal, Inc. Class A		17,041	354

TOTAL METALS/MINING			404

Services - 0.7%
HD Supply Holdings, Inc. (e)		237,400	7,713
United Rentals, Inc. (e)		41,700	4,961
WP Rocket Holdings, Inc. (e)(f)		8,700,771	522

TOTAL SERVICES			13,196

Steel - 0.0%
ANR, Inc. rights 3/31/23		1,821,772	0
Super Retail - 0.0%
Arena Brands Holding Corp. Class B (e)(f)		42,253	50
Technology - 3.9%
Alphabet, Inc. Class A (e)		11,000	10,401
CDW Corp.		98,300	6,235
Dell Technologies, Inc. (e)		93,600	6,016
Facebook, Inc. Class A (e)		50,394	8,529
GoDaddy, Inc. (e)		100,000	4,298
MSC Industrial Direct Co., Inc. Class A		46,600	3,318
ON Semiconductor Corp. (e)		451,200	6,745
Presidio, Inc.		140,400	1,914
Qorvo, Inc. (e)		164,500	11,278
Skyworks Solutions, Inc.		99,300	10,414
VeriSign, Inc. (e)(g)		24,600	2,489

TOTAL TECHNOLOGY			71,637

Telecommunications - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (e)		32,200	4,989
Pendrell Corp. (e)		3,747	26
Qualcomm, Inc.		123,900	6,590

TOTAL TELECOMMUNICATIONS			11,605

Utilities - 0.6%
Calpine Corp. (e)		559,800	8,050
Dynegy, Inc. (e)		178,500	1,603
The AES Corp.		198,300	2,217

TOTAL UTILITIES			11,870

TOTAL COMMON STOCKS
(Cost $324,465)			368,497

Convertible Preferred Stocks - 1.0%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%		211,700	2,931
Healthcare - 0.7%
Allergan PLC 5.50%		10,200	9,116
Teva Pharmaceutical Industries Ltd. 7%		6,650	3,849

TOTAL HEALTHCARE			12,965

Utilities - 0.1%
Dynegy, Inc. 7.00%		45,600	2,909
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,825)			18,805
		Principal Amount (000s)(h)	Value (000s)

Bank Loan Obligations - 3.0%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		148	148
Containers - 0.0%
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (d)		315	317
Diversified Financial Services - 0.0%
Cypress Intermediate Holdings, Inc. Tranche 2LN, term loan 7.9761% 4/27/25 (d)		645	663
Energy - 1.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.3387% 8/4/20 (c)(d)		1,521	930
California Resources Corp. Tranche 1LN, term loan 11.6006% 12/31/21 (d)		7,005	7,534
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (d)		2,645	2,837
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (d)		2,295	2,230
Citgo Holding, Inc. Tranche B, term loan 9.7964% 5/12/18 (d)		800	811
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (d)		629	633
FTS International, Inc. Tranche B, term loan 5.9839% 4/16/21 (d)		585	503
Gavilan Resources LLC Tranche 2LN, term loan 7.2239% 3/1/24 (d)		1,800	1,739
Pacific Drilling SA Tranche B, term loan 4.75% 6/3/18 (d)		565	212
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (d)		3,025	2,067

TOTAL ENERGY			19,496

Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	1,069	429
Healthcare - 0.4%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.2964% 12/31/23 (d)		2,935	2,847
Tranche B 1LN, term loan 5.5464% 12/31/22 (d)		3,542	3,474

TOTAL HEALTHCARE			6,321

Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.4218% 11/4/22 (d)		77	77
Insurance - 0.0%
Asurion LLC term loan 8/4/25 (i)		530	543
Leisure - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8.2261% 9/8/24 (d)		130	132
Tranche B 1LN, term loan 4.4839% 3/8/24 (d)		359	362

TOTAL LEISURE			494

Metals/Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (d)		1,365	1,326
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (d)		284	286
Services - 0.2%
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (d)		3,227	3,264
Super Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 6.2964% 12/16/23 (d)		4,415	4,300
Technology - 0.7%
Compuware Corp. term loan 9.55% 12/15/22 (d)		4,739	4,780
Kronos, Inc. term loan 9.4196% 11/1/24 (d)		3,650	3,784
Renaissance Learning, Inc.:
Tranche 1LN, term loan 5.0464% 4/9/21 (d)		994	1,000
Tranche 2LN, term loan 8.2964% 4/9/22 (d)		4,065	4,051

TOTAL TECHNOLOGY			13,615

Telecommunications - 0.3%
Sable International Finance Ltd. term loan 1/31/25 (i)		5,445	5,447
TOTAL BANK LOAN OBLIGATIONS
(Cost $57,082)			56,726

Preferred Securities - 2.8%
Banks & Thrifts - 2.8%
Bank of America Corp. 6.1% (d)(j)		2,590	2,914
Barclays Bank PLC 7.625% 11/21/22		10,205	11,977
Citigroup, Inc. 5.35% (d)(j)		12,655	13,219
Credit Agricole SA:
6.625% (a)(d)(j)		9,035	9,545
7.875% (a)(d)(j)		2,365	2,688
8.125% (a)(d)(j)		6,230	7,491
Goldman Sachs Group, Inc. 5.375% (d)(j)		4,045	4,276
TOTAL PREFERRED SECURITIES
(Cost $48,706)			52,110
		Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.11% (k)		51,788,704	51,799
Fidelity Securities Lending Cash Central Fund 1.11% (k)(l)		3,478,280	3,479
TOTAL MONEY MARKET FUNDS
(Cost $55,279)			55,278
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $1,775,289)			1,849,925
NET OTHER ASSETS (LIABILITIES) - 0.8%			14,945
NET ASSETS - 100%			$1,864,870

Currency Abbreviations

CAD – Canadian dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $763,785,000 or 41.0% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $572,000 or 0.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Amount is stated in United States dollars unless otherwise noted.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Ovation Acquisition I LLC	12/23/15	$6
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$309
Fidelity Securities Lending Cash Central Fund	14
Total	$323

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$129,411	$128,353	$--	$1,058
Consumer Staples	15,475	15,475	--	--
Energy	20,536	17,251	3,285	--
Financials	22,341	22,341	--	--
Health Care	37,081	23,740	12,965	376
Industrials	40,403	39,881	--	522
Information Technology	79,898	79,898	--	--
Materials	27,378	27,378	--	--
Utilities	14,779	11,870	2,909	--
Corporate Bonds	1,298,509	--	1,298,486	23
Bank Loan Obligations	56,726	--	56,149	577
Preferred Securities	52,110	--	52,110	--
Money Market Funds	55,278	55,278	--	--
Total Investments in Securities:	$1,849,925	$421,465	$1,425,904	$2,556

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,766,255,000. Net unrealized appreciation aggregated $83,670,000, of which $169,687,000 related to appreciated investment securities and $86,017,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Fund

July 31, 2017

AHI-QTLY-0917
1.804861.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.7%
	Principal Amount	Value
Aerospace - 0.8%
DAE Funding LLC:
4% 8/1/20 (a)(b)	$465,000	$472,556
4.5% 8/1/22 (a)(b)	580,000	590,150
5% 8/1/24 (a)(b)	800,000	817,000
TransDigm, Inc.:
6% 7/15/22	1,140,000	1,191,300
6.375% 6/15/26	800,000	836,000
6.5% 5/15/25	1,890,000	1,989,225

TOTAL AEROSPACE		5,896,231

Air Transportation - 2.1%
Air Canada 7.75% 4/15/21 (a)	615,000	704,944
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,635,000	1,656,092
Allegiant Travel Co. 5.5% 7/15/19	1,610,000	1,662,325
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	840,000	866,771
5.5% 10/1/19 (a)	2,775,000	2,915,415
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (a)	246,984	259,322
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	636,704	698,782
6.25% 4/11/20	1,352,690	1,430,470
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	765,011	872,113
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,214,409
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,253,829
Series 2013-1 Class B, 5.375% 11/15/21	377,814	400,483
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	679,744	727,326
United Continental Holdings, Inc. 6% 12/1/20	615,000	668,813

TOTAL AIR TRANSPORTATION		16,331,094

Automotive & Auto Parts - 0.4%
Tenneco, Inc. 5% 7/15/26	1,045,000	1,063,288
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,805,000	1,886,225

TOTAL AUTOMOTIVE & AUTO PARTS		2,949,513

Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.25% 4/15/21	1,440,000	1,481,400
Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 12/15/22	650,000	668,688
4.75% 8/1/25	1,490,000	1,503,112
5% 4/1/24	1,150,000	1,184,500
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,160,000	2,203,200
5% 8/1/27 (a)	1,320,000	1,348,222

TOTAL BROADCASTING		6,907,722

Building Materials - 1.7%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,625,000	1,675,781
5.375% 11/15/24 (a)	1,955,000	2,057,638
6% 10/15/25 (a)	1,700,000	1,816,875
CEMEX Finance LLC 6% 4/1/24 (a)	1,825,000	1,936,781
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	770,000	820,050
7.75% 4/16/26 (a)	1,330,000	1,526,175
Eagle Materials, Inc. 4.5% 8/1/26	1,550,000	1,619,750
HD Supply, Inc. 5.75% 4/15/24 (a)	990,000	1,060,538
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	350,000	359,625

TOTAL BUILDING MATERIALS		12,873,213

Cable/Satellite TV - 5.1%
Altice SA 7.75% 5/15/22 (a)	8,922,000	9,479,625
Altice U.S. Finance SA 5.5% 5/15/26 (a)	1,945,000	2,061,700
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	555,000	574,425
5.125% 5/1/23 (a)	2,800,000	2,940,000
5.125% 5/1/27 (a)	3,660,000	3,783,525
5.5% 5/1/26 (a)	3,445,000	3,660,313
5.75% 2/15/26 (a)	1,450,000	1,558,750
5.875% 4/1/24 (a)	1,945,000	2,088,444
5.875% 5/1/27 (a)	820,000	882,008
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,080,000	2,215,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,202,700
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	622,334
5.5% 8/15/26 (a)	2,820,000	2,989,200
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,210,000	1,252,350
6% 1/15/27 (a)	2,185,000	2,258,991
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,770,000	1,831,950

TOTAL CABLE/SATELLITE TV		39,401,515

Capital Goods - 0.5%
Belden, Inc. 5.25% 7/15/24 (a)	335,000	348,400
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,615,000	3,791,231

TOTAL CAPITAL GOODS		4,139,631

Chemicals - 2.2%
Axalta Coating Systems 4.875% 8/15/24 (a)	285,000	294,263
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	750,000	763,606
3.45% 6/1/23	745,000	705,888
4.5% 12/1/26 (a)	540,000	558,900
5.15% 3/15/34	115,000	105,513
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,075,000	2,173,563
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	2,045,000	2,198,375
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,520,000	1,529,500
5.25% 6/1/27 (a)	885,000	887,213
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,910,000	4,007,750
Olin Corp. 5.125% 9/15/27	2,240,000	2,346,400
The Chemours Co. LLC 5.375% 5/15/27	345,000	363,544
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,060,000	1,126,250

TOTAL CHEMICALS		17,060,765

Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	940,000	989,350
Containers - 2.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,200,000	1,233,000
4.625% 5/15/23 (a)	2,450,000	2,505,125
6% 2/15/25 (a)	3,715,000	3,956,475
7.25% 5/15/24 (a)	865,000	954,744
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,070,000	2,085,525
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	925,000	993,219
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.8036% 7/15/21 (a)(c)	990,000	1,011,038
5.125% 7/15/23 (a)	2,030,000	2,136,575
5.75% 10/15/20	3,455,000	3,532,738
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,085,000	1,117,550

TOTAL CONTAINERS		19,525,989

Diversified Financial Services - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/1/22	1,410,000	1,514,375
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,135,000	1,215,869
FLY Leasing Ltd.:
6.375% 10/15/21	785,000	823,269
6.75% 12/15/20	1,790,000	1,872,788
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,090,000	1,104,388
5.875% 2/1/22	4,430,000	4,553,819
6% 8/1/20	4,120,000	4,233,300
6.25% 2/1/22	3,475,000	3,617,267
6.75% 2/1/24	760,000	798,000
ILFC E-Capital Trust I 4.34% 12/21/65 (a)(c)	2,555,000	2,438,492
ILFC E-Capital Trust II 4.59% 12/21/65 (a)(c)	4,420,000	4,243,200
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585,000	1,644,438
5.25% 11/15/24 (a)	1,855,000	1,980,213
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	790,000	790,988
SLM Corp. 5.5% 1/25/23	400,000	408,468
Springleaf Financial Corp. 7.75% 10/1/21	985,000	1,104,431

TOTAL DIVERSIFIED FINANCIAL SERVICES		32,343,305

Diversified Media - 0.4%
Block Communications, Inc. 6.875% 2/15/25 (a)	660,000	711,150
E.W. Scripps Co. 5.125% 5/15/25 (a)	210,000	217,350
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,290,000	2,301,450

TOTAL DIVERSIFIED MEDIA		3,229,950

Electric Utilities No Longer Use - 0.2%
NRG Yield Operating LLC 5% 9/15/26	1,540,000	1,566,950
Energy - 13.6%
Antero Resources Corp.:
5% 3/1/25	1,720,000	1,694,200
5.125% 12/1/22	2,120,000	2,151,800
5.625% 6/1/23 (Reg. S)	690,000	707,250
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	523,867
Calfrac Holdings LP 7.5% 12/1/20 (a)	1,340,000	1,229,450
California Resources Corp. 8% 12/15/22 (a)	2,025,000	1,290,938
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	855,000	890,269
5.875% 3/31/25	2,265,000	2,454,694
7% 6/30/24	1,035,000	1,185,075
Chesapeake Energy Corp.:
4.875% 4/15/22	1,455,000	1,338,600
5.75% 3/15/23	1,350,000	1,235,250
6.125% 2/15/21	855,000	835,763
8% 12/15/22 (a)	1,724,000	1,827,440
8% 1/15/25 (a)	685,000	686,713
8% 6/15/27 (a)	1,490,000	1,490,000
Concho Resources, Inc. 4.375% 1/15/25	2,155,000	2,222,344
Consolidated Energy Finance SA:
4.9817% 6/15/22 (a)(c)	4,680,000	4,679,953
6.875% 6/15/25 (a)	860,000	903,000
Continental Resources, Inc.:
3.8% 6/1/24	1,610,000	1,489,250
4.5% 4/15/23	3,250,000	3,168,750
4.9% 6/1/44	510,000	436,050
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,555,000	1,593,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,355,000	1,360,081
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	4,085,000	4,146,275
Denbury Resources, Inc. 9% 5/15/21 (a)	1,590,000	1,514,475
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	3,960,000	4,088,700
Ensco PLC:
4.5% 10/1/24	1,150,000	876,519
5.2% 3/15/25	3,945,000	3,116,550
8% 1/31/24	1,541,000	1,420,609
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,185,000	1,196,850
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	780,000	815,100
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,727,450
6% 10/1/22	965,000	940,875
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)(b)	1,090,000	1,124,063
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,502,125
FTS International, Inc.:
6.25% 5/1/22	680,000	589,900
8.7456% 6/15/20 (a)(c)	620,000	629,300
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,071,000	1,105,808
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,930,000	1,832,535
5.75% 10/1/25 (a)	1,470,000	1,433,250
Nabors Industries, Inc. 5.5% 1/15/23	942,000	897,068
Newfield Exploration Co. 5.375% 1/1/26	505,000	526,463
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	1,015,000	921,113
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	200,000	205,750
4.875% 8/15/27 (a)	200,000	205,750
Noble Holding International Ltd.:
4.625% 3/1/21	1,362,000	1,147,063
5.25% 3/15/42	765,000	443,700
7.7% 4/1/25 (c)	1,125,000	867,656
7.75% 1/15/24	3,090,000	2,459,183
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	525,000	534,188
5.375% 1/15/25 (a)	1,300,000	1,326,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,330,000	2,399,900
Precision Drilling Corp.:
5.25% 11/15/24	510,000	457,725
6.5% 12/15/21	490,000	481,425
Range Resources Corp.:
4.875% 5/15/25	1,190,000	1,154,300
5% 3/15/23 (a)	2,125,000	2,098,438
Rice Energy, Inc. 7.25% 5/1/23	3,595,000	3,860,131
Sabine Pass Liquefaction LLC 5.75% 5/15/24	1,225,000	1,377,238
Southwestern Energy Co. 6.7% 1/23/25 (c)	645,000	635,125
Summit Midstream Holdings LLC 5.75% 4/15/25	605,000	612,563
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	715,000	732,875
6.375% 4/1/23	1,375,000	1,447,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,130,000	1,145,538
5.125% 2/1/25 (a)	470,000	483,513
5.25% 5/1/23	265,000	273,281
5.375% 2/1/27 (a)	470,000	487,625
6.75% 3/15/24	2,005,000	2,170,413
Teine Energy Ltd. 6.875% 9/30/22 (a)	630,000	637,875
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(c)	1,895,000	1,970,800
The Williams Companies, Inc.:
3.7% 1/15/23	1,440,000	1,425,139
4.55% 6/24/24	1,920,000	1,989,600
Whiting Petroleum Corp.:
5% 3/15/19	1,010,000	993,588
5.75% 3/15/21	545,000	517,069
WPX Energy, Inc.:
5.25% 9/15/24	1,265,000	1,246,025
6% 1/15/22	970,000	996,675
7.5% 8/1/20	1,010,000	1,080,700

TOTAL ENERGY		104,663,679

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	1,697,162	1,561,389
Environmental - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	800,000	830,000
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)(b)	315,000	321,300
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,683,000	2,830,565

TOTAL ENVIRONMENTAL		3,981,865

Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	1,700,000	1,521,500
6.625% 6/15/24 (a)	865,000	813,100
Albertsons, Inc.:
6.625% 6/1/28	275,000	240,625
7.45% 8/1/29	250,000	225,000
7.75% 6/15/26	295,000	284,675
8% 5/1/31	1,570,000	1,436,550
8.7% 5/1/30	220,000	210,100
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	355,000	365,650
Tesco PLC 6.15% 11/15/37 (a)	1,215,000	1,275,500
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	907,200

TOTAL FOOD & DRUG RETAIL		7,279,900

Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	660,000	648,450
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,795,000	1,886,994
ESAL GmbH 6.25% 2/5/23 (a)	4,470,000	4,173,863
JBS Investments GmbH 7.75% 10/28/20 (a)	585,000	583,538
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	1,115,000	1,106,638
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,525,000	1,591,719
4.875% 11/1/26 (a)	610,000	637,700
Minerva Luxembourg SA 6.5% 9/20/26 (a)	1,705,000	1,705,000
Post Holdings, Inc.:
5% 8/15/26 (a)	675,000	692,719
5.75% 3/1/27 (a)	365,000	386,900
Vector Group Ltd. 6.125% 2/1/25 (a)	2,960,000	3,048,800

TOTAL FOOD/BEVERAGE/TOBACCO		16,462,321

Gaming - 2.7%
MCE Finance Ltd. 4.875% 6/6/25 (a)	315,000	312,615
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	3,135,000	3,158,513
Scientific Games Corp.:
6.625% 5/15/21	4,020,000	4,150,650
7% 1/1/22 (a)	1,080,000	1,150,200
10% 12/1/22	1,000,000	1,115,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,905,000	1,950,244
Wynn Macau Ltd. 5.25% 10/15/21 (a)	8,970,000	9,149,400

TOTAL GAMING		20,986,622

Healthcare - 7.7%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	1,175,000	1,157,375
Community Health Systems, Inc.:
5.125% 8/1/21	1,680,000	1,690,500
6.25% 3/31/23	1,840,000	1,886,000
6.875% 2/1/22	6,205,000	5,320,788
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,240,000	1,272,550
HCA Holdings, Inc.:
4.5% 2/15/27	4,080,000	4,171,800
5% 3/15/24	1,915,000	2,032,773
5.25% 6/15/26	2,175,000	2,354,438
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,573,375
5.75% 9/15/25	3,030,000	3,151,200
IMS Health, Inc. 5% 10/15/26 (a)	1,060,000	1,110,350
Kindred Healthcare, Inc. 8% 1/15/20	1,090,000	1,095,450
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	975,000	901,875
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,840,000	1,922,800
6.375% 3/1/24	895,000	975,550
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	560,000	550,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	505,000	522,675
5.5% 2/1/21	815,000	846,178
SP Finco LLC 6.75% 7/1/25 (a)	580,000	595,950
Teleflex, Inc. 4.875% 6/1/26	2,024,000	2,084,720
Tenet Healthcare Corp.:
4.375% 10/1/21	1,465,000	1,490,638
4.625% 7/15/24 (a)	1,520,000	1,512,400
6.75% 6/15/23	2,360,000	2,330,500
THC Escrow Corp. III:
5.125% 5/1/25 (a)	2,045,000	2,057,781
7% 8/1/25 (a)	1,465,000	1,446,688
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	4,505,000	4,347,325
5.625% 12/1/21 (a)	820,000	742,100
5.875% 5/15/23 (a)	3,235,000	2,782,100
6.125% 4/15/25 (a)	4,900,000	4,171,125
6.5% 3/15/22 (a)	1,310,000	1,382,050
6.75% 8/15/18 (a)	479,000	479,599
VPI Escrow Corp. 6.375% 10/15/20 (a)	740,000	719,650
Wellcare Health Plans, Inc. 5.25% 4/1/25	640,000	678,400

TOTAL HEALTHCARE		59,356,903

Homebuilders/Real Estate - 2.9%
CalAtlantic Group, Inc.:
5% 6/15/27	1,520,000	1,542,800
5.25% 6/1/26	1,685,000	1,752,400
5.875% 11/15/24	640,000	695,200
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,410,000	1,464,638
Lennar Corp. 4.125% 1/15/22	1,125,000	1,158,041
M/I Homes, Inc.:
5.625% 8/1/25 (a)	415,000	415,000
6.75% 1/15/21	1,850,000	1,937,875
Mattamy Group Corp. 6.875% 12/15/23 (a)	1,760,000	1,790,800
PulteGroup, Inc. 5% 1/15/27	1,035,000	1,071,225
Starwood Property Trust, Inc. 5% 12/15/21	1,565,000	1,631,513
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,103,219
5.875% 4/15/23 (a)	760,000	809,400
Toll Brothers Finance Corp. 4.875% 3/15/27	2,538,000	2,620,485
TRI Pointe Homes, Inc. 5.25% 6/1/27	1,120,000	1,127,706
VEREIT Operating Partnership LP:
4.125% 6/1/21	690,000	720,392
4.875% 6/1/26	690,000	737,458
William Lyon Homes, Inc. 7% 8/15/22	1,395,000	1,443,825

TOTAL HOMEBUILDERS/REAL ESTATE		22,021,977

Hotels - 0.6%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	2,845,000	2,873,450
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	990,000	1,025,888
4.875% 4/1/27 (a)	585,000	609,863

TOTAL HOTELS		4,509,201

Insurance - 0.1%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	960,000	993,600
Leisure - 0.6%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	1,320,000	1,333,200
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	540,000	590,625
Silversea Cruises 7.25% 2/1/25 (a)	560,000	602,700
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	590,000	622,450
7.25% 11/30/21 (a)	1,335,000	1,433,123

TOTAL LEISURE		4,582,098

Metals/Mining - 2.6%
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,485,000	1,540,688
7.25% 5/15/22 (a)	809,000	838,795
7.25% 4/1/23 (a)	2,120,000	2,183,600
7.5% 4/1/25 (a)	1,315,000	1,349,848
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	545,000	559,988
5.125% 5/15/24 (a)	2,315,000	2,401,813
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,635,000	4,495,950
3.875% 3/15/23	575,000	555,594
4.55% 11/14/24	3,145,000	3,074,238
Lundin Mining Corp. 7.5% 11/1/20 (a)	390,000	409,110
Murray Energy Corp. 11.25% 4/15/21 (a)	675,000	512,453
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,690,000	1,740,700

TOTAL METALS/MINING		19,662,777

Publishing/Printing - 0.5%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(c)	3,465,000	3,465,000
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,025,000	2,036,381
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	630,000	649,688
Yum! Brands, Inc. 5.35% 11/1/43	650,000	601,250

TOTAL RESTAURANTS		3,287,319

Services - 2.7%
APX Group, Inc.:
6.375% 12/1/19	4,758,000	4,876,950
7.625% 9/1/23 (a)(b)	1,125,000	1,144,688
8.75% 12/1/20	7,465,000	7,670,288
Aramark Services, Inc. 4.75% 6/1/26	3,135,000	3,282,627
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,525,000	1,624,125
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,860,000	2,022,750
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	120,000	110,448

TOTAL SERVICES		20,731,876

Steel - 0.9%
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	1,860,000	1,813,500
Commercial Metals Co. 5.375% 7/15/27	1,985,000	2,069,363
Steel Dynamics, Inc. 5.125% 10/1/21	3,155,000	3,249,650

TOTAL STEEL		7,132,513

Super Retail - 1.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	1,495,000	1,352,975
JC Penney Corp., Inc.:
5.65% 6/1/20	3,271,000	3,303,710
7.4% 4/1/37	3,940,000	3,132,300
L Brands, Inc.:
6.75% 7/1/36	1,065,000	1,011,750
6.875% 11/1/35	935,000	897,600
Netflix, Inc. 4.375% 11/15/26 (a)	1,500,000	1,518,750
PetSmart, Inc. 5.875% 6/1/25 (a)	865,000	830,400

TOTAL SUPER RETAIL		12,047,485

Technology - 5.5%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	175,000	185,281
EMC Corp. 2.65% 6/1/20	2,465,000	2,432,097
Gartner, Inc. 5.125% 4/1/25 (a)	525,000	555,188
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	1,490,000	1,691,150
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	2,945,000	3,180,600
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	545,000	567,481
Micron Technology, Inc.:
5.25% 8/1/23 (a)	540,000	564,300
5.25% 1/15/24 (a)	1,045,000	1,089,089
5.5% 2/1/25	735,000	779,791
5.625% 1/15/26 (a)	1,140,000	1,194,150
Nuance Communications, Inc. 5.375% 8/15/20 (a)	1,566,000	1,589,490
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,515,000	2,615,600
4.125% 6/1/21 (a)	4,930,000	5,170,338
4.625% 6/1/23 (a)	2,270,000	2,452,009
Open Text Corp. 5.875% 6/1/26 (a)	4,285,000	4,638,513
Qorvo, Inc. 6.75% 12/1/23	2,735,000	3,000,705
Sensata Technologies BV 5% 10/1/25 (a)	3,030,000	3,189,075
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465,000	506,850
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,455,000	2,823,250
Symantec Corp. 5% 4/15/25 (a)	1,740,000	1,822,650
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)	735,000	762,136
VeriSign, Inc.:
4.75% 7/15/27 (a)	770,000	781,550
5.25% 4/1/25	1,035,000	1,102,275

TOTAL TECHNOLOGY		42,693,568

Telecommunications - 10.1%
Altice Financing SA:
6.5% 1/15/22 (a)	390,000	406,458
6.625% 2/15/23 (a)	2,410,000	2,553,094
7.5% 5/15/26 (a)	4,990,000	5,532,912
Altice Finco SA 7.625% 2/15/25 (a)	1,380,000	1,480,050
Columbus International, Inc. 7.375% 3/30/21 (a)	9,550,000	10,194,586
CommScope Technologies Finance LLC 5% 3/15/27 (a)	880,000	882,200
Equinix, Inc. 5.375% 5/15/27	645,000	697,406
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	2,050,000	2,326,094
Inmarsat Finance PLC 4.875% 5/15/22 (a)	845,000	864,013
Neptune Finco Corp.:
10.125% 1/15/23 (a)	1,445,000	1,681,619
10.875% 10/15/25 (a)	520,000	648,700
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,845,000	4,147,794
SBA Communications Corp. 4.875% 9/1/24	3,960,000	4,118,400
SFR Group SA:
6% 5/15/22 (a)	2,475,000	2,589,419
6.25% 5/15/24 (a)	490,000	517,563
Sprint Capital Corp. 6.875% 11/15/28	7,530,000	8,207,700
Sprint Communications, Inc. 6% 11/15/22	5,235,000	5,522,925
Sprint Corp.:
7.25% 9/15/21	4,115,000	4,567,650
7.625% 2/15/25	1,525,000	1,719,438
7.875% 9/15/23	2,345,000	2,661,575
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,955,000	2,034,422
5.125% 4/15/25	1,505,000	1,595,300
6% 3/1/23	1,500,000	1,586,250
6.375% 3/1/25	1,140,000	1,231,200
6.625% 4/1/23	30,000	31,725
Telecom Italia Capital SA:
6% 9/30/34	1,090,000	1,205,540
6.375% 11/15/33	1,580,000	1,789,350
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	1,470,000	1,657,425
Wind Acquisition Finance SA 7.375% 4/23/21 (a)	1,780,000	1,853,158
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,370,000	2,512,200
6.375% 5/15/25	1,200,000	1,300,500

TOTAL TELECOMMUNICATIONS		78,116,666

Transportation Ex Air/Rail - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,115,000	3,549,188
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	615,000	479,700
Teekay Corp. 8.5% 1/15/20	410,000	412,050

TOTAL TRANSPORTATION EX AIR/RAIL		4,440,938

Utilities - 4.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,080,000	5,556,250
DPL, Inc. 6.75% 10/1/19	2,675,000	2,808,750
Dynegy, Inc.:
5.875% 6/1/23	1,315,000	1,262,400
7.625% 11/1/24	2,715,000	2,677,669
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,400,000	3,425,500
7% 6/15/23	4,325,000	4,368,250
InterGen NV 7% 6/30/23 (a)	1,075,000	1,053,500
NRG Energy, Inc.:
6.25% 5/1/24	490,000	508,375
6.625% 1/15/27	1,130,000	1,161,075
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,981,095	8,599,630
The AES Corp.:
4.2018% 6/1/19 (c)	304,000	305,332
4.875% 5/15/23	2,240,000	2,290,400
6% 5/15/26	1,500,000	1,608,750

TOTAL UTILITIES		35,625,881

TOTAL NONCONVERTIBLE BONDS
(Cost $611,707,907)		638,300,206
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (d)	47,062	503,563
Southwestern Energy Co. (d)	34,148	194,644

TOTAL ENERGY		698,207

Healthcare - 0.0%
HealthSouth Corp.	19	809
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)	1	23,749
TOTAL COMMON STOCKS
(Cost $3,423,875)		722,765

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $1,817,294)	102,500	1,418,990
	Principal Amount	Value

Bank Loan Obligations - 10.4%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche D, term loan 4.2925% 6/4/21 (c)	950,600	954,402
Tranche F, term loan 4.2339% 6/9/23 (c)	3,464,620	3,480,488

TOTAL AEROSPACE		4,434,890

Air Transportation - 0.4%
American Airlines, Inc.:
Tranche B, term loan 3.2263% 10/10/21 (c)	1,672,929	1,675,723
Tranche B, term loan 3.7256% 12/14/23 (c)	1,685,000	1,693,004

TOTAL AIR TRANSPORTATION		3,368,727

Broadcasting - 0.5%
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (c)	1,470,000	1,481,951
Nielsen Finance LLC Tranche B 4LN, term loan 3.2244% 10/4/23 (c)	1,992,706	1,994,977

TOTAL BROADCASTING		3,476,928

Cable/Satellite TV - 0.8%
Unitymedia Finance LLC Tranche B, term loan 9/30/25 (e)	1,645,000	1,641,151
WideOpenWest Finance LLC Tranche B, term loan 4.4756% 8/19/23 (c)	2,215,000	2,214,646
Zayo Group LLC term loan 3.2272% 1/19/21 (c)	743,138	744,334
Ziggo Secured Finance Partnership Tranche E, term loan 3.7256% 4/15/25 (c)	1,750,000	1,752,188

TOTAL CABLE/SATELLITE TV		6,352,319

Chemicals - 0.4%
Ashland LLC Tranche B, term loan 3.2359% 5/17/24 (c)	215,000	215,968
LTI Holdings, Inc.:
Tranche 2LN, term loan 9.9217% 5/16/25 (c)	670,000	668,325
Tranche B 1LN, term loan 5.9217% 5/16/24 (c)	2,005,000	1,996,639

TOTAL CHEMICALS		2,880,932

Containers - 0.5%
Anchor Glass Container Corp.:
term loan 4.0106% 12/7/23 (c)	935,300	939,808
Tranche 2LN, term loan 8.9744% 12/7/24 (c)	460,000	465,750
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2339% 2/5/23 (c)	2,694,671	2,705,827

TOTAL CONTAINERS		4,111,385

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.2281% 9/11/22 (c)	925,000	860,250
Tranche B 1LN, term loan 4.9781% 9/11/21 (c)	229,713	226,745

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,086,995

Energy - 0.3%
Bcp Raptor LLC Tranche B, term loan 5.5072% 6/22/24 (c)	615,000	617,306
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (c)	1,160,000	1,244,390
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (c)	455,274	457,550

TOTAL ENERGY		2,319,246

Environmental - 0.1%
Hd Supply Waterworks Ltd. term loan 7/19/24 (e)	615,000	618,653
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 4.2511% 6/22/23 (c)	349,600	349,114
JBS USA Lux SA Tranche B, term loan 3.8088% 10/30/22 (c)	1,610,963	1,596,367
Pizza Hut Holdings LLC Tranche B, term loan 3.2261% 6/16/23 (c)	1,281,788	1,287,966

TOTAL FOOD & DRUG RETAIL		3,233,447

Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3.49% 5/24/24 (c)	340,000	341,380
Gaming - 0.2%
CityCenter Holdings LLC Tranche B, term loan 3.7322% 4/18/24 (c)	1,275,000	1,279,781
Scientific Games Corp. term loan 8/14/24 (e)	540,000	542,365

TOTAL GAMING		1,822,146

Healthcare - 0.3%
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (c)	2,338,250	2,351,414
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.98% 4/1/22 (c)	244,504	249,032

TOTAL HEALTHCARE		2,600,446

Insurance - 0.0%
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (c)	220,000	219,314
Leisure - 0.0%
Hayward Industries, Inc. term loan 7/18/24 (e)	80,000	80,600
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (c)	1,443,891	1,402,379
Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.7964% 8/14/20 (c)	845,274	847,032
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.5082% 2/17/24 (c)	1,881,457	1,880,441
Services - 0.7%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (c)	85,000	87,213
Tranche B 1LN, term loan 4.7364% 6/13/24 (c)	390,000	393,034
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.5069% 6/21/24 (c)	2,215,000	2,231,613
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7339% 4/7/21 (c)	2,375,765	2,377,999

TOTAL SERVICES		5,089,859

Super Retail - 0.4%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (c)	330,000	321,338
Tranche B 1LN, term loan 4.9681% 2/3/24 (c)	344,138	336,474
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (c)	1,617,243	1,606,634
PetSmart, Inc. term loan 4.23% 3/11/22 (c)	1,019,358	962,814

TOTAL SUPER RETAIL		3,227,260

Technology - 2.0%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7339% 9/15/20 (c)	1,560,000	1,560,000
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (c)	1,592,247	1,608,663
Epicor Software Corp. Tranche B, term loan 4.99% 6/1/22 (c)	1,299,378	1,304,653
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (c)	2,117,724	2,126,851
Hyland Software, Inc.:
Tranche 2LN, term loan 8.2339% 7/7/25 (c)	115,000	116,725
Tranche B 1LN, term loan 4.4839% 7/1/22 (c)	75,000	75,844
Kronos, Inc. Tranche B 1LN, term loan 4.6804% 11/1/23 (c)	2,820,843	2,853,790
Landesk Group, Inc. term loan:
5.49% 1/20/24 (c)	839,281	832,810
10.24% 1/20/25 (c)	550,000	547,250
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23 (c)	1,498,988	1,507,981
Uber Technologies, Inc. Tranche B, term loan 5.2272% 7/13/23 (c)	3,215,700	3,217,726

TOTAL TECHNOLOGY		15,752,293

Telecommunications - 1.7%
Altice Financing SA Tranche B, term loan 4.0539% 7/15/25 (c)	668,325	669,495
Level 3 Financing, Inc. Tranche B, term loan 3.4789% 2/22/24 (c)	1,570,000	1,576,139
LTS Buyer LLC Tranche B 1LN, term loan 4.5464% 4/11/20 (c)	657,882	660,185
Polycom, Inc. Tranche B, term loan 6.4799% 9/27/23 (c)	2,207,593	2,238,499
Radiate Holdco LLC Tranche B, term loan 4.2339% 2/1/24 (c)	2,094,750	2,064,523
Sable International Finance Ltd. Tranche B, term loan 4.7339% 1/19/25 (c)	195,000	195,055
Securus Technologies, Inc. Tranche B, term loan:
6/15/24 (e)	2,215,000	2,236,043
6/15/25 (e)	740,000	742,590
SFR Group SA Tranche B 11LN, term loan 4.0611% 7/31/25 (c)	2,004,975	1,999,963
Sprint Communications, Inc. Tranche B, term loan 3.7333% 2/3/24 (c)	578,550	580,430
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (c)	49,750	50,227

TOTAL TELECOMMUNICATIONS		13,013,149

Transportation Ex Air/Rail - 0.0%
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (c)	25,000	24,719
Utilities - 0.3%
Calpine Corp. Tranche B, term loan 2.99% 11/30/17 (c)	840,000	841,310
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (c)	1,635,900	1,631,401

TOTAL UTILITIES		2,472,711

TOTAL BANK LOAN OBLIGATIONS
(Cost $79,905,368)		80,657,251

Preferred Securities - 3.7%
Banks & Thrifts - 3.7%
Bank of America Corp.:
6.25% (c)(f)	1,600,000	1,804,489
6.5% (c)(f)	635,000	728,034
Barclays Bank PLC 7.625% 11/21/22	4,695,000	5,510,101
Barclays PLC:
6.625% (c)(f)	2,935,000	3,058,890
8.25% (c)(f)	1,125,000	1,207,391
Citigroup, Inc.:
5.875% (c)(f)	785,000	841,147
5.95% (c)(f)	1,235,000	1,341,965
5.95% (c)(f)	1,135,000	1,225,424
Credit Agricole SA:
6.625% (a)(c)(f)	6,360,000	6,719,092
7.875% (a)(c)(f)	1,480,000	1,681,821
JPMorgan Chase & Co. 5.3% (c)(f)	590,000	625,843
Royal Bank of Scotland Group PLC:
7.5% (c)(f)	2,040,000	2,168,054
8.625% (c)(f)	1,415,000	1,573,310
TOTAL PREFERRED SECURITIES
(Cost $25,951,231)		28,485,561
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.11% (g)
(Cost $25,397,569)	25,392,776	25,397,854
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $748,203,244)		774,982,627
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,318,975)
NET ASSETS - 100%		$771,663,652

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,698,147 or 46.1% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$132,351
Total	$132,351

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,117,197	$698,207	$1,418,990	$--
Health Care	809	809	--	--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	638,300,206	--	638,300,206	--
Bank Loan Obligations	80,657,251	--	80,657,251	--
Preferred Securities	28,485,561	--	28,485,561	--
Money Market Funds	25,397,854	25,397,854	--	--
Total Investments in Securities:	$774,982,627	$26,096,870	$748,862,008	$23,749

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $745,659,510. Net unrealized appreciation aggregated $29,323,117, of which $36,222,226 related to appreciated investment securities and $6,899,109 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

July 31, 2017

FAV-QTLY-0917
1.804833.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.2%
Delphi Automotive PLC	9,150	$827,343
Magna International, Inc. Class A (sub. vtg.)	4,100	195,537
The Goodyear Tire & Rubber Co.	8,400	264,684
		1,287,564
Diversified Consumer Services - 1.2%
Houghton Mifflin Harcourt Co. (a)	60,652	724,791
Service Corp. International	11,490	399,048
ServiceMaster Global Holdings, Inc. (a)	5,279	232,065
		1,355,904
Hotels, Restaurants & Leisure - 1.7%
DineEquity, Inc.	8,756	360,222
Eldorado Resorts, Inc. (a)	16,358	333,703
U.S. Foods Holding Corp. (a)	14,555	409,723
Wyndham Worldwide Corp.	7,149	746,141
		1,849,789
Household Durables - 1.3%
D.R. Horton, Inc.	5,800	207,002
Newell Brands, Inc.	4,655	245,412
PulteGroup, Inc.	9,268	226,325
Techtronic Industries Co. Ltd.	81,000	360,366
Whirlpool Corp.	2,050	364,654
		1,403,759
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	7,216	437,145
Series A (a)	21,110	505,373
		942,518
Leisure Products - 1.1%
Mattel, Inc.	38,170	764,163
Vista Outdoor, Inc. (a)	16,833	388,674
		1,152,837
Media - 3.2%
DISH Network Corp. Class A (a)	4,348	278,402
Grupo Televisa SA de CV (CPO) sponsored ADR	11,274	300,114
Liberty Broadband Corp. Class C (a)	5,704	565,723
Liberty Global PLC Class C (a)	16,784	550,012
Live Nation Entertainment, Inc. (a)	10,166	378,887
Omnicom Group, Inc.	2,708	213,228
Sinclair Broadcast Group, Inc. Class A	10,166	366,484
Tegna, Inc.	14,900	220,967
Twenty-First Century Fox, Inc.:
Class A	9,907	288,294
Class B	9,651	276,887
		3,438,998
Specialty Retail - 0.8%
AutoZone, Inc. (a)	810	437,254
Sally Beauty Holdings, Inc. (a)	5,749	116,302
Signet Jewelers Ltd.	5,938	363,168
		916,724
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	851	25,644
PVH Corp.	2,765	329,837
		355,481

TOTAL CONSUMER DISCRETIONARY		12,703,574

CONSUMER STAPLES - 4.3%
Beverages - 1.3%
Cott Corp.	49,506	768,351
Molson Coors Brewing Co. Class B	6,664	592,963
		1,361,314
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	1,442	116,326
Whole Foods Market, Inc.	1,820	76,003
		192,329
Food Products - 2.3%
Bunge Ltd.	2,191	171,752
Darling International, Inc. (a)	37,793	614,892
Lamb Weston Holdings, Inc.	7,989	351,356
Nomad Foods Ltd. (a)	30,393	433,100
Pinnacle Foods, Inc.	1,112	66,031
The J.M. Smucker Co.	5,211	635,221
Tyson Foods, Inc. Class A	4,078	258,382
		2,530,734
Personal Products - 0.5%
Coty, Inc. Class A	28,691	587,592

TOTAL CONSUMER STAPLES		4,671,969

ENERGY - 8.2%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	22,654	835,706
C&J Energy Services, Inc. (a)	4,026	130,201
Dril-Quip, Inc. (a)	8,020	357,692
Halliburton Co.	2,852	121,039
Odfjell Drilling A/S (a)	28,635	77,571
TechnipFMC PLC (a)	3,067	87,532
		1,609,741
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	3,386	154,639
Boardwalk Pipeline Partners, LP	40,981	686,022
Cabot Oil & Gas Corp.	14,791	367,852
Cenovus Energy, Inc.	49,969	419,631
Cheniere Energy, Inc. (a)	7,155	323,406
Diamondback Energy, Inc. (a)	2,987	286,394
Energen Corp. (a)	4,600	245,088
Enterprise Products Partners LP	8,860	240,992
EQT Corp. (b)	12,234	779,306
GasLog Ltd.	24,604	449,023
Golar LNG Ltd.	9,500	226,195
Lundin Petroleum AB	20,400	464,153
Marathon Petroleum Corp.	8,761	490,528
Newfield Exploration Co. (a)	6,548	188,124
Phillips 66 Co.	4,288	359,120
Plains GP Holdings LP Class A	8,400	229,656
Teekay Corp.	44,000	431,200
Teekay LNG Partners LP	25,100	473,135
Teekay Offshore Partners LP	106,800	276,612
WPX Energy, Inc. (a)	23,565	254,031
		7,345,107

TOTAL ENERGY		8,954,848

FINANCIALS - 17.4%
Banks - 5.3%
Bank Ireland Group PLC (a)	5,627	46,962
CIT Group, Inc.	25,902	1,234,230
EFG Eurobank Ergasias SA (a)	60,916	66,704
First Citizen Bancshares, Inc.	1,009	371,332
First Citizen Bancshares, Inc. Class A (a)	908	334,162
PNC Financial Services Group, Inc.	7,941	1,022,801
U.S. Bancorp	27,474	1,450,078
Wells Fargo & Co.	23,788	1,283,125
		5,809,394
Capital Markets - 2.5%
Apollo Global Management LLC Class A	17,677	496,724
Ares Capital Corp.	4,788	78,475
Brookfield Asset Management, Inc. Class A	4,550	176,964
Franklin Resources, Inc.	9,180	411,080
KKR & Co. LP	22,522	436,476
Legg Mason, Inc.	15,988	639,680
The Blackstone Group LP	14,189	474,622
		2,714,021
Consumer Finance - 4.3%
Ally Financial, Inc.	13,269	300,410
Capital One Financial Corp.	11,260	970,387
Discover Financial Services	25,170	1,533,860
OneMain Holdings, Inc. (a)	16,116	430,942
Synchrony Financial	48,558	1,472,279
Trisura Group Ltd. (a)	28	577
		4,708,455
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	6,210	1,086,564
Donnelley Financial Solutions, Inc. (a)	12,350	286,520
Leucadia National Corp.	14,550	378,737
		1,751,821
Insurance - 3.5%
AFLAC, Inc.	4,638	369,881
AMBAC Financial Group, Inc. (a)	19,801	404,534
Chubb Ltd.	6,836	1,001,201
FNF Group	22,210	1,085,181
Greenlight Capital Re, Ltd. (a)	6,507	139,250
Reinsurance Group of America, Inc.	2,827	396,345
Torchmark Corp.	5,348	422,332
		3,818,724
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	20,430	173,451

TOTAL FINANCIALS		18,975,866

HEALTH CARE - 7.3%
Biotechnology - 1.1%
Amgen, Inc.	3,889	678,669
United Therapeutics Corp. (a)	4,010	514,884
		1,193,553
Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	300	22,356
Teleflex, Inc.	200	41,444
Zimmer Biomet Holdings, Inc.	2,769	335,935
		399,735
Health Care Providers & Services - 3.3%
Aetna, Inc.	3,977	613,691
Cardinal Health, Inc.	3,039	234,793
Centene Corp. (a)	600	47,652
DaVita HealthCare Partners, Inc. (a)	2,853	184,817
Envision Healthcare Corp. (a)	10,061	567,742
Laboratory Corp. of America Holdings (a)	5,103	810,918
McKesson Corp.	2,548	412,445
Patterson Companies, Inc.	2,200	91,784
Quest Diagnostics, Inc.	2,178	235,899
Universal Health Services, Inc. Class B	3,335	369,618
		3,569,359
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	2,209	231,835
Pharmaceuticals - 2.3%
Endo International PLC (a)	31,928	351,847
Jazz Pharmaceuticals PLC (a)	7,582	1,164,671
Mallinckrodt PLC (a)	2,959	135,522
Mylan N.V. (a)	4,100	159,859
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,679	568,733
The Medicines Company (a)	3,500	134,575
		2,515,207

TOTAL HEALTH CARE		7,909,689

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	29,347	688,187
Huntington Ingalls Industries, Inc.	500	103,055
KLX, Inc. (a)	6,691	347,397
Rockwell Collins, Inc.	3,574	380,738
Rolls-Royce Holdings PLC	17,280	202,468
Ultra Electronics Holdings PLC	8,600	237,943
		1,959,788
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	1,934	126,870
Airlines - 1.4%
Air Canada (a)	20,511	326,235
American Airlines Group, Inc.	21,027	1,060,602
Southwest Airlines Co.	1,078	59,840
United Continental Holdings, Inc. (a)	595	40,270
		1,486,947
Building Products - 0.2%
Allegion PLC	2,290	186,040
Commercial Services & Supplies - 0.7%
IWG PLC	97,381	421,429
KAR Auction Services, Inc.	9,109	382,942
		804,371
Construction & Engineering - 2.0%
AECOM (a)	30,809	982,807
Arcadis NV	15,047	307,891
Astaldi SpA	44,038	293,504
KBR, Inc.	40,336	601,813
		2,186,015
Electrical Equipment - 1.1%
AMETEK, Inc.	4,647	286,162
Fortive Corp.	2,915	188,717
Regal Beloit Corp.	5,566	463,926
Sensata Technologies Holding BV (a)	5,618	253,484
		1,192,289
Machinery - 1.2%
Allison Transmission Holdings, Inc.	17,035	643,923
SPX Flow, Inc. (a)	9,407	333,572
WABCO Holdings, Inc. (a)	2,800	385,196
		1,362,691
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	14,696	452,343
CSX Corp.	2,400	118,416
Norfolk Southern Corp.	1,475	166,056
Swift Transporation Co. (a)	18,233	464,942
		1,201,757
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	13,661	670,755
Ashtead Group PLC	16,928	363,834
Fortress Transportation & Infrastructure Investors LLC	16,928	285,406
HD Supply Holdings, Inc. (a)	19,111	620,916
Nexeo Solutions, Inc. (a)	26,991	224,835
Nexeo Solutions, Inc. (a)(c)	14,400	119,952
WESCO International, Inc. (a)	10,776	552,270
		2,837,968

TOTAL INDUSTRIALS		13,344,736

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	19,902	731,996
F5 Networks, Inc. (a)	400	48,300
		780,296
Electronic Equipment & Components - 1.5%
Avnet, Inc.	3,106	119,208
Cardtronics PLC	9,367	293,187
Jabil, Inc.	23,469	715,805
TE Connectivity Ltd.	5,990	481,536
		1,609,736
Internet Software & Services - 0.2%
Alphabet, Inc. Class A (a)	196	185,318
IT Services - 4.7%
Amdocs Ltd.	11,602	779,306
Cognizant Technology Solutions Corp. Class A	14,039	973,183
DXC Technology Co.	12,816	1,004,518
EVERTEC, Inc.	29,301	523,023
First Data Corp. Class A (a)	21,851	407,740
Leidos Holdings, Inc.	9,829	525,262
Total System Services, Inc.	8,372	531,287
Unisys Corp. (a)(b)	26,048	333,414
		5,077,733
Semiconductors & Semiconductor Equipment - 0.6%
Qualcomm, Inc.	12,937	688,119

TOTAL INFORMATION TECHNOLOGY		8,341,202

MATERIALS - 7.7%
Chemicals - 4.4%
Axalta Coating Systems (a)	9,687	305,141
Celanese Corp. Class A	2,336	224,653
CF Industries Holdings, Inc.	18,010	528,594
E.I. du Pont de Nemours & Co.	8,231	676,671
Eastman Chemical Co.	8,319	691,808
FMC Corp.	1,968	150,316
LyondellBasell Industries NV Class A	8,818	794,414
Monsanto Co.	1,600	186,912
PPG Industries, Inc.	2,248	236,602
The Chemours Co. LLC	9,356	445,439
Westlake Chemical Corp.	8,562	602,422
		4,842,972
Construction Materials - 0.5%
Eagle Materials, Inc.	5,823	547,944
Containers & Packaging - 2.1%
Avery Dennison Corp.	1,855	172,385
Ball Corp.	19,062	798,698
Berry Global Group, Inc. (a)	6,249	350,444
Graphic Packaging Holding Co.	39,023	514,713
Sealed Air Corp.	9,786	425,789
		2,262,029
Metals & Mining - 0.7%
Alcoa Corp.	3,386	123,250
Freeport-McMoRan, Inc. (a)	14,357	209,899
Randgold Resources Ltd. sponsored ADR	1,934	179,746
Steel Dynamics, Inc.	6,880	243,621
		756,516

TOTAL MATERIALS		8,409,461

REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 11.2%
American Tower Corp.	11,099	1,513,127
AvalonBay Communities, Inc.	2,200	423,170
Boston Properties, Inc.	2,580	311,948
Colony NorthStar, Inc.	93,466	1,368,342
Corporate Office Properties Trust (SBI)	14,906	496,221
Douglas Emmett, Inc.	14,743	564,067
Equinix, Inc.	1,075	484,535
Equity Commonwealth (a)	900	28,422
Equity Lifestyle Properties, Inc.	11,902	1,039,045
Equity Residential (SBI)	6,100	415,166
Essex Property Trust, Inc.	2,997	784,315
Extra Space Storage, Inc.	9,475	753,263
Forest City Realty Trust, Inc. Class A	13,640	332,543
Grivalia Properties REIC	50,742	546,622
iStar Financial, Inc. (a)	60,072	717,860
Lamar Advertising Co. Class A	4,442	313,472
National Retail Properties, Inc.	14,073	562,639
NorthStar Realty Europe Corp.	2,424	31,294
Outfront Media, Inc.	26,991	617,284
Public Storage	700	143,899
SBA Communications Corp. Class A (a)	196	26,960
Simon Property Group, Inc.	500	79,250
VEREIT, Inc.	24,280	201,767
Welltower, Inc.	3,000	220,170
WP Glimcher, Inc.	27,670	249,583
		12,224,964
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	17,758	674,626
Kennedy Wilson Europe Real Estate PLC	4,191	63,203
Realogy Holdings Corp.	14,344	476,221
		1,214,050

TOTAL REAL ESTATE		13,439,014

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Iridium Communications, Inc. (a)(b)	16,304	162,225
Level 3 Communications, Inc. (a)	11,207	657,627
		819,852
UTILITIES - 8.4%
Electric Utilities - 4.9%
Alliant Energy Corp.	8,932	362,014
Edison International	20,858	1,641,107
Exelon Corp.	5,896	226,053
NextEra Energy, Inc.	2,288	334,254
PG&E Corp.	13,859	938,116
Xcel Energy, Inc.	39,176	1,853,417
		5,354,961
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	15,020	369,792
The AES Corp.	60,933	681,231
		1,051,023
Multi-Utilities - 2.5%
CMS Energy Corp.	8,367	386,890
DTE Energy Co.	3,843	411,432
Sempra Energy	17,624	1,991,685
		2,790,007

TOTAL UTILITIES		9,195,991

TOTAL COMMON STOCKS
(Cost $91,817,005)		106,766,202

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)
(Cost $757)	617,780	815
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $394,699)	650,000	188,501

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.94% to 0.99% 9/14/17 to 9/21/17 (d)
(Cost $59,924)	60,000	59,923
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.11% (e)	2,101,026	$2,101,446
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	412,065	412,107
TOTAL MONEY MARKET FUNDS
(Cost $2,513,333)		2,513,553
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $94,785,718)		109,528,994
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(602,340)
NET ASSETS - 100%		$108,926,654

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2017	527,940	$(1,134)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $119,952 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,947.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$144,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,577
Fidelity Securities Lending Cash Central Fund	4,148
Total	$20,725

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,703,574	$12,703,574	$--	$--
Consumer Staples	4,671,969	4,671,969	--	--
Energy	8,954,848	8,954,848	--	--
Financials	18,975,866	18,975,866	--	--
Health Care	7,909,689	7,909,689	--	--
Industrials	13,345,551	13,143,083	202,468	--
Information Technology	8,341,202	8,341,202	--	--
Materials	8,409,461	8,409,461	--	--
Real Estate	13,439,014	13,439,014	--	--
Telecommunication Services	819,852	819,852	--	--
Utilities	9,195,991	9,195,991	--	--
Corporate Bonds	188,501	--	188,501	--
U.S. Government and Government Agency Obligations	59,923	--	59,923	--
Money Market Funds	2,513,553	2,513,553	--	--
Total Investments in Securities:	$109,528,994	$109,078,102	$450,892	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,134)	$(1,134)	$--	$--
Total Liabilities	$(1,134)	$(1,134)	$--	$--
Total Derivative Instruments:	$(1,134)	$(1,134)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $95,164,816. Net unrealized appreciation aggregated $14,364,178, of which $18,461,425 related to appreciated investment securities and $4,097,247 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017